UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.  Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

Cornerstone Advisors Global Public Equity Fund

Cornerstone Advisors Core Plus Bond Fund

Semi-Annual Report	April 30, 2020

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2020

TABLE OF CONTENTS

Schedules of Investments	1

The Cornerstone Advisors Funds files their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Port within sixty days after the end of the period. The Funds’ Forms N-Q and Form N-Port reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-762-1442; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.4%

	Shares	Value

ARGENTINA — 0.1%
MercadoLibre *	350	$204,229

AUSTRALIA — 1.1%
Alliance Aviation Services, Cl A	46,400	63,876

Amcor	4,047	36,880

Aventus Group ‡	48,000	53,170

Brambles	5,284	37,857

Caltex Australia	4,366	70,623

Coca-Cola Amatil	13,561	75,925

Coles Group	10,944	109,986

Commonwealth Bank of Australia	2,890	117,621

CSL	1,749	346,814

Dexus ‡	8,112	48,353

GPT Group ‡	16,526	45,204

Harvey Norman Holdings	20,711	37,375

Macquarie Group	4,122	271,396

Megaport *	25,900	201,207

Metcash	38,800	62,746

Mineral Resources	83,373	906,835

Mirvac Group ‡	43,684	63,413

Money3	53,800	55,267

New Hope	39,700	39,907

Newcrest Mining	4,891	86,782

NEXTDC *	46,718	267,670

Qantas Airways	43,547	108,357

Regis Resources	26,300	76,654

Rio Tinto	1,440	81,454

Sandfire Resources	16,200	47,181

Santos	70,211	225,208

Sydney Airport	11,526	47,008

COMMON STOCK — continued

	Shares	Value

AUSTRALIA — continued

Telstra	77,049	$151,889

Vita Group	82,500	58,434

Wesfarmers	6,223	151,193

Westpac Banking	4,949	52,182

Woodside Petroleum	4,673	67,928

		4,066,395

AUSTRIA — 0.1%
BAWAG Group	2,499	85,136

Telekom Austria, Cl A	3,688	25,934

Vienna Insurance Group Wiener Versicherung Gruppe	4,200	84,729

		195,799

BELGIUM — 0.2%
Ageas	829	29,909

Ascencio ‡	1,200	58,258

Barco	283	45,338

Euronav	11,042	122,079

EVS Broadcast Equipment	4,600	70,278

Sofina	281	66,214

Solvay	952	74,629

UCB	1,389	127,506

		594,211

BERMUDA — 0.5%
Teekay LNG Partners LP (A)	152,006	1,758,709

BRAZIL — 0.5%
Atacadao	4,900	18,103

B3 - Brasil Bolsa Balcao	24,683	173,620

Banco BTG Pactual	4,200	32,292

Banco do Brasil	500	2,605

BB Seguridade Participacoes	5,300	25,848

BR Malls Participacoes	63,834	117,974

Cosan	7,922	87,889

Equatorial Para Distribuidora	9,700	5,423

IRB Brasil Resseguros S	1,200	2,277

JBS	89,800	392,201

Localiza Rent a Car	22,155	139,989

Lojas Renner	14,718	104,175

Petroleo Brasileiro ADR	9,781	67,587

Porto Seguro	2,800	23,516

Raia Drogasil	10,078	195,281

Rumo *	23,075	83,594

Sul America	10,293	84,893

Suzano	4,276	30,918

Ultrapar Participacoes	8,200	21,971

Vale	11,600	96,185

		1,706,341

CANADA — 2.0%
Agnico Eagle Mines	1,814	105,990

Air Canada, Cl B *	2,800	40,714

Algonquin Power & Utilities	4,700	65,167

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CANADA — continued

Atco, Cl I	1,300	$36,508

Bank of Nova Scotia	6,900	276,605

Barrick Gold	3,827	98,430

Bausch Health *	32,264	582,952

BCE	3,897	157,593

Boardwalk ‡	2,967	56,678

Canadian Apartment Properties ‡	1,800	61,942

Canadian Imperial Bank of Commerce	1,800	106,659

Canadian National Railway	2,487	205,667

Canadian Tire, Cl A	600	42,101

Canopy Growth *	1,757	28,022

CGI, Cl A *	4,317	275,312

Cogeco	1,400	86,306

Constellation Software	268	257,715

Dollarama	3,000	94,098

ECN Capital	13,500	38,310

Emera	3,000	119,422

Empire	6,744	148,887

Enbridge	8,358	256,423

Fairfax Financial Holdings	200	54,229

First Capital Real Estate Investment Trust ‡	2,624	27,052

Fortis	2,353	91,182

Franco-Nevada	1,000	132,304

Genworth MI Canada	2,600	64,106

Gildan Activewear	2,700	37,669

Hardwoods Distribution	7,300	62,042

Hydro One	4,921	89,232

iA Financial	1,600	51,944

Kinaxis *	1,313	131,984

Kinross Gold *	21,524	142,107

Lululemon Athletica *	5,862	1,310,040

MCAN Mortgage	5,700	49,959

Methanex	1,600	25,438

Morneau Shepell	6,860	165,839

Newmont Goldcorp	1,344	80,063

Novagold Resources *	8,816	98,651

Open Text	2,442	92,280

Parkland Fuel	7,478	176,911

Pembina Pipeline	2,300	52,743

Pizza Pizza Royalty	7,700	48,237

Quebecor, Cl B	7,700	167,669

Restaurant Brands International	2,600	126,829

RioCan‡	3,700	42,264

Saputo	2,600	65,376

Teck Resources, Cl B	43,900	386,977

TFI International	2,200	61,008

Thomson Reuters	1,000	70,455

Waste Connections	1,310	112,709

Wheaton Precious Metals	4,508	171,291

		7,330,091

COMMON STOCK — continued

	Shares	Value

CHILE — 0.1%
Antofagasta	5,378	$54,915

Banco de Chile	248,189	21,879

Cia Cervecerias Unidas ADR	7	99

Empresas CMPC	13,036	28,103

Enel Americas	566,992	93,039

Enel Generacion Chile ADR	78	858

Multiexport Foods	7,909	2,152

Sigdo Koppers	2,263	2,199

		203,244

CHINA — 6.9%
Agricultural Bank of China, Cl H	319,000	133,459

Alibaba Group Holding ADR *	31,703	6,425,247

Anhui Conch Cement, Cl H	174,500	1,366,179

Bank of China, Cl H	1,366,000	521,681

Bank of Communications, Cl H	51,000	32,358

Baoye Group, Cl H (B) (C)	30,000	17,955

Bluefocus Intelligent Communications Group, Cl A	68,500	67,329

BYD Electronic International	66,500	153,729

China Communications Services, Cl H	996,000	703,242

China Construction Bank, Cl H	830,845	674,110

China Medical System Holdings	444,000	526,421

China Merchants Bank, Cl A	23,100	114,178

China Merchants Bank, Cl H	17,487	83,324

China Mobile	122,426	985,243

China National Building Material, Cl H	20,000	25,076

China Railway Group, Cl H	1,141,000	687,362

China Resources Beer Holdings	38,000	179,164

China Telecom, Cl H	504,000	172,484

China United Network Communications, Cl A	251,800	185,162

China Vanke, Cl A	3,400	12,820

Chinese Universe Publishing and Media Group, Cl A	2,200	3,739

Chongqing Rural Commercial Bank, Cl H	749,000	327,648

CNOOC	12,000	13,595

Contemporary Amperex Technology, Cl A	6,159	126,340

Country Garden Holdings	261,989	334,919

CRRC	37,000	19,521

Datang International Power Generation, Cl H	214,000	31,242

Dongfeng Motor Group, Cl H	70,000	46,350

Foshan Haitian Flavouring & Food, Cl A	6,826	118,155

Fujian Sunner Development, Cl A	1,300	3,996

GDS Holdings ADR *	25,068	1,436,898

Greenland Holdings, Cl A	86,077	68,794

Hefei Meiya Optoelectronic Technology, Cl A	9,600	57,020

Hopefluent Group Holdings	69,762	14,406

Industrial & Commercial Bank of China, Cl H	943,000	637,908

JD.com ADR *	19,757	851,527

Jiangsu Hengrui Medicine, Cl A *	17,784	233,354

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

CHINA (continued)
Jiangxi Copper, Cl H	65,000	$63,360

Kweichow Moutai, Cl A	1,170	208,601

Leju Holdings ADR *	15,266	26,410

Li Ning	61,592	194,120

NAURA Technology Group, Cl A	5,800	125,085

NetEase ADR	2,366	816,176

New Oriental Education & Technology Group ADR *	1,739	222,001

PetroChina, Cl H	367,092	131,351

Ping An Insurance Group of China, Cl A	38,500	402,306

Ping An Insurance Group of China, Cl H	33,890	349,238

Powerlong Real Estate Holdings	130,000	79,266

RiseSun Real Estate Development, Cl A	6,072	6,933

Sany Heavy Industry, Cl A	51,000	141,682

Shanghai International Airport, Cl A	7,100	70,914

Shimao Property Holdings	37,500	150,547

Sihuan Pharmaceutical Holdings Group	508,000	51,285

Silergy	3,373	134,581

Sinopharm Group, Cl H	22,000	59,492

TAL Education Group ADR *	1,900	102,961

Tencent Holdings	45,628	2,414,868

Tencent Holdings ADR	23,238	1,222,784

Vipshop Holdings ADR *	13,477	214,688

Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	30,800	157,100

Wuliangye Yibin, Cl A	2,529	48,370

XCMG Construction Machinery, Cl A	265,100	208,228

Yiren Digital ADR *	1,652	6,525

Yonyou Network Technology, Cl A *	31,997	210,770

Zhangzhou Pientzehuang Pharmaceutical, Cl A	8,278	163,775

ZTO Express Cayman ADR	3,828	113,921

		25,489,273

DENMARK — 0.7%
Carlsberg, Cl B	1,015	127,856

Chr Hansen Holding	1,064	91,256

Dfds	3,114	79,512

DSV PANALPINA	607	62,437

GN Store Nord	1,358	61,942

Netcompany Group *	1,860	95,796

Novo Nordisk, Cl B	2,916	185,786

Novozymes, Cl B	2,359	115,232

Pandora	1,327	47,184

Royal Unibrew	2,877	222,266

Sydbank	2,800	46,468

Tryg	4,436	117,268

Vestas Wind Systems	16,154	1,387,979

		2,640,982

COMMON STOCK (continued)

	Shares	Value

EGYPT — 0.0%
Al Baraka Bank Egypt (B) (C)	26,891	$14,880

Commercial International Bank Egypt SAE	32,244	130,641

Faisal Islamic Bank of Egypt	32,229	26,472

		171,993

FINLAND — 0.2%
Cargotec, Cl B	2,000	43,677

Fortum	2,804	46,591

Huhtamaki	3,804	142,238

Kesko, Cl B	6,072	98,675

Kone, Cl B	873	52,891

Neste	4,097	145,200

Nokia	16,209	58,895

Nordea Bank Abp *	5,559	35,950

Orion, Cl B	1,821	92,369

Tokmanni Group *	9,553	116,423

UPM-Kymmene	1,082	29,898

		862,807

FRANCE — 2.5%
Air France-KLM *	5,000	25,366

Air Liquide	3,446	437,840

Airbus	2,604	165,801

Arkema	6,700	555,285

Atos	5,458	389,616

AXA	45,986	820,436

Cie des Alpes	3,400	63,847

CNP Assurances	3,431	35,416

Coface	11,187	65,763

Danone	1,762	122,025

Dassault Systemes	1,652	242,115

Derichebourg	15,800	44,364

Edenred	1,667	67,205

Eiffage	2,858	231,441

Electricite de France	3,777	30,170

Engie	15,587	169,004

EssilorLuxottica	1,426	176,467

Hermes International	1,944	1,424,463

Kaufman & Broad	2,600	93,758

L’Oreal	4,721	1,379,027

LVMH Moet Hennessy Louis Vuitton	352	137,215

Mersen	1,405	30,872

Orange	27,548	335,911

Pernod Ricard	664	101,140

Peugeot	25,872	370,741

Prodware	8,000	43,040

Sanofi	7,438	729,101

Teleperformance	529	119,079

TOTAL	9,443	340,088

Ubisoft Entertainment *	1,492	110,948

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

FRANCE (continued)
Unibail-Rodamco-Westfield ‡	601	$35,380

Veolia Environnement	3,964	84,679

Virbac *	609	120,182

		9,097,785

GERMANY — 2.8%
Aareal Bank	1,800	29,375

adidas	4,785	1,094,237

Allianz	5,082	939,677

Aroundtown	140,788	759,873

Ascendis Pharma ADR *	658	89,310

Befesa	3,631	114,716

Centrotec	4,600	64,726

CropEnergies	8,300	65,809

Daimler	11,900	411,205

Deutsche Boerse	6,537	1,014,631

Deutsche Lufthansa	2,028	18,131

Deutsche Telekom	23,561	343,465

Deutsche Wohnen	4,607	186,799

Dialog Semiconductor *	5,564	174,203

Duerr	6,938	161,815

DWS Group GmbH & KGaA	5,315	168,538

Freenet	5,500	104,303

Fresenius & KGaA	2,570	111,472

Hamburger Hafen und Logistik	3,300	53,782

HelloFresh *	5,006	178,746

Henkel & KGaA	2,780	216,288

Hornbach Holding & KGaA	1,427	81,360

Merk	852	98,832

MTU Aero Engines	183	24,882

Muenchener Rueckversicherungs-Gesellschaft in Muenchen	242	53,222

Mutares & KGaA	3,100	36,592

Puma	2,306	144,763

QIAGEN *	2,399	100,053

Rheinmetall	734	49,711

SAP	16,159	1,927,030

Scout24	12,672	828,942

Shop Apotheke Europe *	1,636	121,217

Siemens	1,834	169,851

Symrise, Cl A	1,082	109,371

TAG Immobilien	5,496	119,970

TeamViewer *	6,880	299,002

Wuestenrot & Wuerttembergische	3,300	58,323

		10,524,222

GREECE — 0.0%
FF Group *(B) (C) (D)	6,400	—

Hellenic Telecommunications Organization	8,279	109,007

COMMON STOCK (continued)

	Shares	Value

GREECE (continued)
Hellenic Telecommunications Organization ADR	1,426	$9,595

Motor Oil Hellas Corinth Refineries	4,400	64,401

		183,003

HONG KONG — 2.0%
AAC Technologies Holdings	18,500	89,729

AIA Group	45,470	420,520

Alibaba Health Information Technology *	50,156	118,996

ANTA Sports Products	15,000	126,615

ASM Pacific Technology	7,400	75,280

Brightoil Petroleum Holdings *(B) (C)(D)	139,000	26,895

Changshouhua Food (B) (C)	12,000	3,869

Chaowei Power Holdings	35,000	9,985

China Aoyuan Group	36,000	41,990

China Hongqiao Group	74,000	36,812

China Huishan Dairy Holdings *(B) (C)(D)	166,000	—

China Overseas Land & Investment	18,000	65,783

China Resources Cement Holdings	226,448	306,546

China Resources Gas Group	33,205	187,658

China Resources Power Holdings	70,000	82,608

China SCE Group Holdings	191,000	83,265

China Vanke, Cl H	20,600	68,365

Country Garden Services Holdings	56,056	257,263

CSPC Pharmaceutical Group	92,000	183,436

CT Environmental Group *(B) (C)(D)	250,000	5,482

Dawnrays Pharmaceutical Holdings	407,000	61,026

Far East Horizon	62,000	49,919

Galaxy Entertainment Group	129,534	833,729

Guangnan Holdings	268,000	24,676

Guangzhou Automobile Group, Cl H	54,800	49,304

Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	58,045

Guangzhou R&F Properties	40,000	50,455

Haier Electronics Group	33,000	91,100

Hang Seng Bank	3,800	66,499

Henderson Land Development	12,008	48,982

HKT Trust & HKT	13,000	20,914

Holly Futures, Cl H (B) (C)	37,000	3,736

Hongkong Land Holdings	6,800	28,583

Hua Han Health Industry Holdings *(B)(D)	564,000	—

Jardine Matheson Holdings	700	30,681

Jiangsu Expressway, Cl H	44,000	52,545

Kerry Properties	17,500	48,181

Kingboard Holdings	16,500	40,430

Kunlun Energy	126,000	82,518

Lee & Man Paper Manufacturing	74,000	45,848

Lenovo Group	172,000	93,683

Link ‡	9,500	85,430

Longfor Group Holdings	33,500	168,133

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

HONG KONG (continued)
Longfor Group Holdings ADR	296	$14,753

Luzheng Futures, Cl H	136,000	9,562

Meituan Dianping, Cl B *	12,103	161,424

Modern Land China (B) (C)	162,000	21,997

MTR	26,459	147,248

Nine Dragons Paper Holdings	620,000	598,793

NWS Holdings	27,000	28,131

Pacific Online	19,604	3,232

Pan Asia Environmental Protection Group *(B) (C)	404,000	37,521

Ping An Healthcare and Technology *	15,237	211,166

Shangri-La Asia	58,000	47,604

Sunny Optical Technology Group	17,100	241,573

Superb Summit International Group *(B)(D)	75,000	—

Swire Properties	17,800	50,099

Techtronic Industries	30,613	233,678

Tianyun International Holdings	489,000	51,046

Time Watch Investments (B) (C)	140,000	17,251

Town Health International Medical Group (B) (C)(D)	1,086,000	—

WH Group	839,500	809,573

Wharf Real Estate Investment	13,000	54,709

Wuxi Biologics Cayman *	10,858	168,369

Xiaomi, Cl B *	128,200	167,098

Yue Yuen Industrial Holdings	19,000	30,520

Yuzhou Properties	388,000	164,657

Zhong An Group *	163,000	4,967

		7,500,485

HUNGARY — 0.1%
Magyar Telekom Telecommunications	55,700	69,371

Magyar Telekom Telecommunications ADR	3,208	20,467

OTP Bank Nyrt	11,726	345,873

		435,711

INDIA — 1.4%
Ambuja Cements	16,467	37,311

Arvind	120,278	38,539

Asian Paints	3,154	73,568

Bajaj Auto	1,435	49,618

Bharti Infratel	16,963	39,391

Biocon	12,000	56,040

Cipla	10,643	82,960

eClerx Services	1,717	10,616

GAIL India	1,304	1,652

Garden Reach Shipbuilders & Engineers	13,539	24,646

GHCL	20,200	28,031

Gujarat Industries Power	3,222	2,515

HCL Technologies	7,162	51,519

HDFC Bank ADR	6,183	268,033

COMMON STOCK (continued)

	Shares	Value

INDIA (continued)
Hinduja Global Solutions	4,311	$33,725

Hindustan Unilever	5,589	162,476

Housing Development Finance	7,698	194,584

ICICI Bank ADR	30,578	298,442

Indraprastha Gas	7,883	49,816

Infosys ADR	11,220	103,560

InterGlobe Aviation	3,998	52,525

ION Exchange India	2,518	23,026

IRB Infrastructure Developers*	81,000	74,090

Kotak Mahindra Bank	5,935	106,542

Larsen & Toubro	3,709	43,876

Maruti Suzuki India	681	48,217

Nandan Denim	75,791	16,621

Nestle India	1,081	257,253

NHPC	443,670	122,060

NIIT	2,224	2,493

Nucleus Software Exports	22,500	67,198

Oil India	51,808	67,585

PDS Multinational Fashions *	1,865	6,431

Power Finance	72,200	90,965

Power Grid Corp of India	47,177	101,382

Redington India	40,147	39,297

Reliance Industries	110,959	2,154,518

UltraTech Cement	1,100	51,350

United Spirits *	7,520	53,344

UPL	4,482	24,872

Venky’s India	94	1,361

Wipro	33,218	84,217

WNS Holdings ADR *	3,294	160,912

		5,257,177

INDONESIA — 0.2%
Adaro Energy	758,600	46,774

Astra International	126,900	32,822

Bank Central Asia	219,977	381,567

Indofood Sukses Makmur	112,700	49,348

Jaya Bersama Indo *	80,605	2,114

Lippo Cikarang *	737,715	34,858

Mandala Multifinance (B) (C)	460,101	30,642

Perusahaan Gas Negara	1,113,700	63,951

Samindo Resources TBK	366,345	30,768

Saratoga Investama Sedaya	6,055	1,176

Telekomunikasi Indonesia Persero	221,067	51,407

United Tractors	24,400	26,723

		752,150

IRELAND — 0.8%
Accenture, Cl A	2,052	380,010

CRH PLC	1,259	38,114

Dalata Hotel Group	18,900	61,268

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

IRELAND (continued)
Eaton	1,000	$83,500

Experian	1,638	48,821

Icon *	650	104,306

James Hardie Industries	4,582	68,833

Ryanair Holdings ADR *	24,992	1,586,242

Seagate Technology	12,200	609,390

		2,980,484

ISRAEL — 0.3%
Bezeq The Israeli Telecommunication	49,785	35,668

Check Point Software Technologies *	400	42,296

Elbit Systems	638	86,839

ICL	10,284	35,937

International Flavors & Fragrances	917	120,853

Israel Discount Bank, Cl A	167,393	547,068

Melisron	700	28,350

Mizrahi Tefahot Bank	2,005	41,374

Nice ADR *	905	148,691

Paz Oil *	324	28,559

Phoenix Holdings *	11,300	59,477

Teva Pharmaceutical Industries ADR *	4,777	51,305

		1,226,417

ITALY — 0.9%
ACEA	1,700	28,463

ASTM	2,500	48,760

Atlantia	88,369	1,438,330

Davide Campari-Milano	2,235	17,350

DiaSorin	1,373	233,165

Enel	137,649	941,810

Ferrari	310	48,789

FNM	70,000	33,214

Intesa Sanpaolo	33,239	51,721

Iren	46,300	114,236

Leonardo	29,951	206,535

Mediobanca Banca di Credito Finanziario	4,445	25,754

Moncler	1,756	66,637

		3,254,764

JAPAN — 5.1%
Activia Properties ‡	8	23,530

ADEKA	1,400	17,666

Aichi Steel	2,300	61,948

Aiphone	4,800	68,194

Air Water	3,500	47,424

Aisan Industry	7,800	41,265

Ajinomoto	4,200	74,645

ANA Holdings	1,700	36,014

Araya Industrial	4,000	40,234

Asahi Kasei	13,000	92,207

Asanuma	2,000	63,926

ASKUL	4,188	118,755

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)
Astellas Pharma	6,055	$100,124

Bridgestone	2,900	90,515

Calbee	2,600	78,680

Central Japan Railway	300	47,181

Chugai Pharmaceutical	1,305	155,188

Chugoku Electric Power	7,300	98,106

CKD	11,045	186,499

Daiwa House Investment, Cl A ‡	20	48,515

East Japan Railway	1,000	72,961

Eco’s	3,100	55,611

Eisai	874	60,694

FJ Next	9,100	69,486

Fuji	5,500	92,627

FUJIFILM Holdings	10,300	488,794

Fujitec	8,000	114,384

Fujitsu	6,000	585,986

Furuno Electric	7,400	55,101

GLP J-Reit ‡	41	52,991

Grandy House	13,900	43,256

Gunma Bank	27,900	89,192

Harmonic Drive Systems	3,165	146,639

Hisamitsu Pharmaceutical	700	32,867

Hokko Chemical Industry	14,800	77,343

Idemitsu Kosan	3,676	83,852

ITOCHU	83,100	1,631,549

Japan Aviation Electronics Industry	4,700	61,218

Japan Exchange Group	3,800	70,814

Japan Post Holdings	4,000	32,035

JSR	2,800	52,721

JTEKT	6,100	44,886

JXTG Holdings	34,250	121,238

Kaga Electronics	2,500	45,394

Kaneka	4,900	126,656

Kao	2,300	177,199

KDDI	26,834	761,048

Keio	1,039	58,699

Kewpie	4,500	89,249

Keyence	720	258,954

Kitagawa	3,700	52,327

Kitano Construction	2,400	57,830

Kobe Bussan	2,291	110,418

Konami Holdings	800	25,264

Lasertec	2,224	147,320

M3	2,900	104,502

Makino Milling Machine	2,400	68,643

Makita	2,600	84,311

Maruichi Steel Tube	800	17,981

MEIJI Holdings	1,100	76,191

MINEBEA MITSUMI	6,237	101,691

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)
Mitsui	27,748	$387,999

Mizuho Financial Group	646,000	754,781

Mizuho Leasing	2,200	42,422

MonotaRO	5,069	162,565

Mory Industries	3,000	65,428

MS&AD Insurance Group Holdings	2,200	63,367

Nabtesco	4,932	141,535

NEC	15,300	587,742

NH Foods	1,800	64,126

Nichias	4,836	97,225

Nidec	800	46,368

Nihon Unisys	3,676	106,849

Nintendo	200	82,645

Nippon Prologis ‡	7	19,286

Nippon Telegraph & Telephone	70,600	1,601,056

Nishi-Nippon Financial Holdings	5,800	33,922

Nissan Chemical	500	19,108

Nissin Electric	11,500	107,564

Nissin Foods Holdings	900	73,782

Nitto Fuji Flour Milling	1,300	71,367

Nomura Real Estate Holdings	4,900	80,303

Nomura Research Institute	4,290	104,539

NTT Data	5,000	51,004

NTT DOCOMO	5,098	148,992

Obic	500	75,087

Olympus	38,000	606,998

Ono Pharmaceutical	5,000	120,562

Osaka Gas	7,300	135,122

OtDaiwasuka Holdings	1,061	41,770

Raysum	6,200	51,557

Recruit Holdings	600	17,576

Resona Holdings	194,700	612,793

Ricoh	5,700	38,828

Ryoden	5,800	71,770

Sakai Heavy Industries	1,500	29,089

Sakai Ovex	4,400	83,933

San-In Godo Bank	11,300	59,461

Sanko Metal Industrial	2,900	57,124

SCSK	1,950	87,991

Sekisui House	3,700	63,657

Shimadzu	8,130	202,086

Shimamura	500	31,476

SK-Electronics	3,200	31,550

Sojitz	21,300	49,624

Soken Chemical & Engineering	4,900	49,727

Sompo Holdings	2,000	64,720

Square Enix Holdings	3,467	141,473

St.-Care Holding	16,800	63,815

Sugi Holdings	2,832	169,670

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)
Sumitomo	24,012	$273,510

Sumitomo Mitsui Financial Group	4,000	105,339

T&D Holdings	4,500	38,681

Tachibana Eletech	3,700	51,057

Taiheiyo Cement	1,800	35,307

Takeda Pharmaceutical	4,000	143,595

TechnoPro Holdings	1,947	115,437

Teijin	3,000	48,094

THK	2,892	69,349

Toho Gas	900	43,810

Tokai Rika	44,800	576,234

Tokio Marine Holdings	2,700	127,153

Tokyo Gas	2,764	59,014

Tokyo Tatemono	14,827	168,953

Tomoku	4,400	63,244

Toray Industries	15,000	69,155

Towa Bank	7,600	47,164

Toyo Suisan Kaisha	2,000	95,653

Toyota Motor	4,134	255,694

Trend Micro	1,400	70,722

Ulvac	2,100	57,973

United Urban Investment ‡	38	38,348

USS	6,900	109,157

World	10,502	123,927

Yachiyo Industry	3,500	14,127

Yamaguchi Financial Group	10,900	58,620

Yamaya	3,700	74,841

Yotai Refractories	11,100	63,123

Yuasa Trading	1,300	35,087

Yushiro Chemical Industry	6,800	72,411

		18,966,751

MALAYSIA — 0.2%
Allianz Malaysia	8,400	27,415

Asia File	11,700	4,756

Dialog Group	187,927	144,857

DiGi.Com	30,700	32,994

Favelle Favco	1,731	893

HAP Seng Consolidated	16,100	27,428

Heineken Malaysia	8,900	49,438

Hong Leong Bank	9,641	29,745

IGB ‡	100,100	40,273

Kenanga Investment Bank (B) (C)	52,900	5,598

Kumpulan Fima	88,800	25,581

Lii Hen Industries	53,166	26,475

Lingkaran Trans Kota Holdings	2,643	2,387

Malakoff	344,167	69,446

Malaysian Pacific Industries	68,487	173,017

MKH	34,400	8,117

My EG Services	212,100	62,229

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

MALAYSIA (continued)
Pantech Group Holdings	307,949	$27,469

Paramount	150,920	25,220

Petronas Chemicals Group	17,400	22,537

Sunway ‡	86,000	31,410

Sunway Construction Group	1,680	727

Tenaga Nasional	15,330	43,554

		881,566

MEXICO — 0.2%
America Movil ADR, Cl L	3,536	42,573

Becle	25,600	39,057

Bio Pappel *	41,926	24,337

Cia Minera Autlan	34,671	10,847

Fibra Shop Portafolios Inmobiliarios SAPI ‡	7,901	2,360

Fibra Uno Administracion ‡	101,884	84,590

Fomento Economico Mexicano ADR	1,293	83,179

Gruma, Cl B	3,300	31,243

Grupo Aeroportuario del Pacifico, Cl B	13,000	80,705

Grupo Bimbo, Ser A	16,500	24,195

Grupo Cementos de Chihuahua	13,438	38,946

Grupo Financiero Banorte, Cl O	21,052	57,633

Grupo Financiero Inbursa, Cl O	1,926	1,150

Grupo Industrial Saltillo (B) (C)	6,471	4,699

Industrias Bachoco	2,179	6,362

Infraestructura Energetica Nova	6,600	21,902

Kimberly-Clark de Mexico ADR	1,881	13,111

Orbia Advance	26,213	31,182

Prologis Property Mexico ‡	50,700	82,526

Wal-Mart de Mexico	90,613	218,703

		899,300

NETHERLANDS — 1.9%
ABN AMRO Bank	1,957	15,015

Akzo Nobel	1,811	136,878

Alfen Beheer BV *	4,494	130,042

Altice Europe, Cl A *	12,090	48,292

Argenx *	793	119,677

ASML Holding	2,057	602,209

ASML Holding, Cl G	5,544	1,599,056

BE Semiconductor Industries	2,532	103,644

ING Groep	6,146	33,792

Koninklijke Ahold Delhaize	17,345	422,398

Koninklijke KPN	25,916	59,835

Koninklijke Philips Electronics	5,148	223,790

NN Group	40,507	1,173,715

NXP Semiconductors	5,729	570,437

OCI *	106,734	1,290,089

Prosus *	658	49,893

Signify	5,300	108,179

COMMON STOCK (continued)

	Shares	Value

NETHERLANDS (continued)
Unilever	6,109	$304,140

Van Lanschot Kempen	2,700	41,487

Wolters Kluwer	2,415	178,440

		7,211,008

NEW ZEALAND — 0.1%
a2 Milk *	7,025	83,081

Auckland International Airport	5,384	19,864

Precinct Properties New Zealand ‡	20,269	19,725

Spark New Zealand	8,632	23,427

Warehouse Group	47,400	62,415

Xero*	434	22,309

		230,821

NORWAY — 0.1%
DNB	2,570	31,146

Entra	3,824	48,120

Equinor	2,683	37,414

Gjensidige Forsikring	1,717	30,324

Mowi	2,618	44,747

SpareBank 1 SR-Bank *	12,000	76,304

Telenor	3,739	57,473

TOMRA Systems	2,380	79,189

Yara International	1,554	53,021

		457,738

PANAMA — 0.0%
Copa Holdings, Cl A	811	35,854

PERU — 0.0%
Empresa Siderurgica del Peru SAA (B) (C)	111,989	23,224

PHILIPPINES — 0.1%
Bank of the Philippine Islands	33,601	38,852

BDO Unibank	25,240	50,383

Lopez Holdings	926,500	48,245

LT Group	134,000	20,657

SM Investments	3,190	53,192

SM Prime Holdings	47,600	28,991

		240,320

POLAND — 0.3%
Amica	1,828	43,166

Atal	80	544

CD Projekt	6,033	520,851

ComArch	206	10,294

Dino Polska *	1,194	50,284

Energa	58,500	109,537

LPP	18	28,201

Lubelski Wegiel Bogdanka	2,534	12,912

Neuca	106	12,695

PGE Polska Grupa Energetyczna *	856	853

PLAY Communications	30,914	249,181

Polski Koncern Naftowy ORLEN	2,608	39,182

Powszechny Zaklad Ubezpieczen	4,050	29,585

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

POLAND (continued)
Rainbow Tours *	270	$1,161

Stalexport Autostrady	19,326	13,476

Wirtualna Polska Holding	130	2,102

Zaklady Tluszczowe Kruszwica	522	7,097

Zespol Elektrowni Patnow Adamow Konin *	9,427	17,003

		1,148,124

PORTUGAL — 0.0%
Banco Espirito Santo *(B) (C)(D)	66,989	—

EDP - Energias de Portugal	5,646	23,880

Jeronimo Martins SGPS	1,424	24,449

		48,329

PUERTO RICO — 0.0%
OFG Bancorp	5,800	72,964

RUSSIA — 0.7%
Gazprom PJSC ADR	8,470	42,772

LUKOIL PJSC ADR	13,510	876,524

Mobile TeleSystems PJSC ADR	25,327	217,052

Novatek GDR	1,042	147,438

Rosneft Oil PJSC GDR	12,536	56,362

Sberbank of Russia PJSC ADR	44,181	466,884

Surgutneftegas PJSC ADR	8,910	44,556

Tatneft PJSC ADR	8,110	364,408

X5 Retail Group GDR	3,324	97,581

Yandex, Cl A *	3,060	115,607

		2,429,184

SAUDI ARABIA — 0.2%
Al Rajhi Bank	2,683	40,813

Arab National Bank	37,683	204,820

Astra Industrial Group	1,052	4,540

Emaar Economic City *	25,655	50,126

Jarir Marketing	893	35,068

Mouwasat Medical Services	2,124	47,917

National Commercial Bank	5,799	57,255

Rabigh Refining & Petrochemical *	7,318	26,677

Saudi Airlines Catering	1,459	31,038

Saudi Arabian Mining *	3,247	32,212

Saudi Basic Industries	1,376	27,431

Saudi Electricity	13,464	61,094

Saudi Telecom	2,600	62,650

Savola Group	9,377	101,024

		782,665

SINGAPORE — 0.3%
Ascendas ‡	12,900	27,042

CapitaLand Mall Trust ‡	21,600	28,783

Centurion	176,200	47,950

ComfortDelGro	21,000	24,477

DBS Group Holdings	2,400	33,800

COMMON STOCK (continued)

	Shares	Value

SINGAPORE — continued
Flex *	7,933	$77,426

Frencken Group	165,200	86,307

Genting Singapore	83,700	46,361

Hong Leong Finance	37,300	60,452

IGG	25,000	15,863

Singapore Exchange	20,270	138,570

Singapore Technologies Engineering	61,069	147,913

Singapore Telecommunications	10,100	20,176

Sunningdale Tech	45,300	32,323

Suntec Real Estate Investment Trust ‡	27,900	27,615

United Overseas Bank	2,600	37,372

Venture	2,300	25,719

Wilmar International	45,800	115,718

Yanlord Land Group	95,700	71,628

		1,065,495

SOUTH AFRICA — 0.3%
Anglo American Platinum	2,164	113,966

AngloGold Ashanti	4,578	112,632

ArcelorMittal South Africa *	26,358	945

Balwin Properties	30,200	3,510

Bidvest Group	5,310	43,083

Clicks Group	13,424	167,338

Combined Motor Holdings (B) (C)	12,142	8,189

Exxaro Resources	15,441	89,816

FirstRand	18,445	40,260

Gold Fields	6,068	45,465

Growthpoint Properties ‡	43,610	32,755

Hulamin *(B) (C)	123,575	6,921

Kumba Iron Ore	7,767	147,375

Merafe Resources	1,219,900	24,409

MiX Telematics ADR	949	8,788

Momentum Metropolitan Holdings	14,299	13,469

Netcare	49,850	41,757

Northam Platinum *	30,663	153,127

Remgro	4,291	31,721

Sibanye Stillwater ADR *	874	6,966

Standard Bank Group	449	2,427

Tiger Brands	2,842	27,659

Wilson Bayly Holmes-Ovcon	15,832	81,016

		1,203,594

SOUTH KOREA — 2.4%
Celltrion *	876	150,760

CJ Logistics *	370	45,024

CKD Bio	3,100	77,028

Coway	649	32,704

Daewon San Up	3,484	12,892

Daihan Pharmaceutical	3,400	82,799

Daishin Securities	6,200	50,588

Dongwon Development	1,106	3,231

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

SOUTH KOREA — continued
Douzone Bizon	1,629	$116,556

Fila Holdings	1,191	33,975

Hyundai Glovis	558	46,312

Hyundai Mobis	2,808	393,164

Hyundai Motor	4,945	379,289

INTOPS	9,200	81,638

Kakao	2,376	359,799

Kangwon Land	2,135	43,809

KB Financial Group	24,358	688,436

KB Financial Group ADR	300	8,442

Kia Motors	9,380	229,093

Kolon Industries	936	23,687

Korea Electric Power	2,578	50,630

Korea Zinc	84	26,684

KT ADR	770	7,554

KT Hitel *	1,769	8,186

KT Skylife	2,188	14,286

KT&G	10,325	685,562

LG	575	29,000

LG Electronics	4,082	183,083

LG Uplus	15,645	171,701

Lotte Chemical	235	41,566

Lotte Chilsung Beverage	480	42,711

Macquarie Korea Infrastructure Fund	14,610	137,126

Maeil Holdings	2,530	17,954

Medy-Tox	311	29,213

NAVER	734	119,087

NCSoft	309	162,765

NongShim	172	41,662

Ottogi	93	41,451

S-1, Cl 1	746	52,545

Samsung C&T	403	34,932

Samsung Electronics	72,453	2,968,061

Samsung Fire & Marine Insurance	270	42,069

Samsung SDS	1,547	205,300

Samsung Securities	736	18,085

Samyang Packaging	4,000	53,969

Shinhan Financial Group	1,823	45,827

SK Holdings	180	26,820

SK Hynix	9,408	637,918

SK Innovation	473	38,190

SK Materials	164	21,161

SK Telecom	216	37,541

SK Telecom ADR	1,555	29,747

Tovis	11,300	66,039

Wins	6,000	75,958

Yuhan	1,610	62,004

		9,085,613

COMMON STOCK (continued)

	Shares	Value

SPAIN — 0.5%
Aena SME *	343	$43,384

Amadeus IT Group, Cl A	2,819	135,509

Banco Bilbao Vizcaya Argentaria	9,539	31,083

Bankia	30,143	30,637

Cellnex Telecom	16,624	870,452

Ferrovial	708	17,635

Grifols	4,464	151,461

Iberdrola	15,074	150,585

Masmovil Ibercom *	8,099	153,241

Mediaset Espana Comunicacion *	7,700	27,654

Naturhouse Health SAU	19,700	33,856

Red Electrica	1,884	33,073

Repsol	10,252	93,153

Telefonica	18,063	82,535

		1,854,258

SWEDEN — 1.2%
Assa Abloy, Cl B	4,942	89,139

Bilia, Cl A	90,200	607,293

Bygghemma Group First *	6,059	43,709

Castellum	2,310	40,598

Elekta, Cl B	6,403	59,226

Essity, Cl B	19,917	648,826

Getinge, Cl B	7,462	143,826

Holmen, Cl B	2,860	83,682

Husqvarna, Cl B	6,331	38,387

Lundin Energy	2,323	60,787

New Wave Group, Cl B	10,700	32,753

Nobia	18,500	69,598

Nordic Waterproofing Holding *	8,300	72,464

Proact IT Group	3,699	47,343

Securitas, Cl B	5,300	62,746

Svenska Cellulosa SCA, Cl B	7,155	77,154

Svenska Handelsbanken, Cl A	4,093	37,848

Swedbank, Cl A	7,228	85,395

Swedish Orphan Biovitrum *	3,879	75,535

Tele2, Cl B	15,949	206,881

Telefonaktiebolaget LM Ericsson, Cl B	138,322	1,204,048

Volvo, Cl B	51,100	660,964

		4,448,202

SWITZERLAND — 2.8%
Belimo Holding	19	126,577

Bellevue Group	1,600	35,966

Cie Financiere Richemont	6,167	350,765

Comet Holding	638	85,404

Galenica	2,508	179,677

Geberit	505	225,669

Givaudan	109	365,807

Helvetia Holding	600	54,977

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

SWITZERLAND — continued
Kuehne + Nagel International	638	$91,179

Landis+Gyr Group	900	60,768

Nestle	5,650	595,253

Novartis	3,511	298,877

Partners Group Holding	185	145,467

Roche Holding	16,832	5,861,476

Schindler Holding	591	131,681

SGS	31	70,328

Sika	2,062	341,180

Softwareone Holding *	7,280	140,372

STMicroelectronics	11,318	294,171

Swiss Re	637	45,915

Tecan Group	952	307,151

Vetropack Holding	40	118,246

VP Bank	400	52,648

Zehnder Group	1,700	66,550

Zurich Insurance Group	776	246,365

		10,292,469

TAIWAN — 2.2%
Accton Technology	13,816	100,438

Airtac International Group	7,294	141,235

Cathay Financial Holding	46,716	62,501

Cheng Shin Rubber Industry	33,000	38,157

Chicony Electronics	19,477	55,159

China Life Insurance	44,000	30,020

Chipbond Technology	177,000	335,527

Chunghwa Telecom	21,545	79,199

Compal Electronics	78,000	50,012

Compeq Manufacturing	21,000	28,065

Coretronic	3,000	3,223

CTCI	39,000	43,091

Darfon Electronics	48,000	59,832

Dimerco Express *	64,000	53,578

E.Sun Financial Holding	115,298	105,276

Eclat Textile	7,656	76,937

Elitegroup Computer Systems	18,000	6,606

Far Eastern New Century	61,939	54,021

Formosa Plastics	56,200	165,485

Fubon Financial Holding	34,000	48,166

Giant Manufacturing	18,288	108,692

Globe Union Industrial	133,000	58,771

Grand Pacific Petrochemical	130,000	65,401

Hiwin Technologies	9,691	93,225

Hon Hai Precision Industry	260,302	672,609

Hota Industrial Manufacturing	15,957	50,881

Jarllytec	32,000	75,962

Makalot Industrial	7,569	32,346

MediaTek	91,878	1,274,088

COMMON STOCK (continued)

	Shares	Value

TAIWAN — continued
Mega Financial Holding	75,683	$76,330

Nanya Technology	234,000	505,558

Novatek Microelectronics	1,000	6,220

Parade Technologies	4,466	110,111

Powertech Technology	9,000	30,269

Realtek Semiconductor	9,000	77,180

Ruentex Industries	17,400	40,077

Simplo Technology	2,000	20,920

St. Shine Optical	3,000	35,287

Taiwan Cooperative Financial Holding	55,649	37,412

Taiwan Semiconductor Manufacturing	95,625	968,738

Taiwan Semiconductor Manufacturing ADR	26,287	1,396,628

Tong Yang Industry	26,000	31,365

Unimicron Technology	19,000	27,122

Uni-President Enterprises	83,059	193,515

United Microelectronics	16,000	8,286

United Microelectronics ADR	68,186	170,465

Voltronic Power Technology	3,307	78,894

Wan Hai Lines	86,000	48,645

X-Legend Entertainment	20,000	43,518

Yuanta Financial Holding	305,000	174,000

Zhen Ding Technology Holding	61,000	220,088

		8,269,131

THAILAND — 0.8%
Advanced Info Service (B) (C)	20,040	122,400

Bangkok Bank	7,190	22,941

Bangkok Dusit Medical Services, Cl F (B) (C)	159,617	101,891

Bangkok Expressway & Metro (B) (C)	95,425	27,717

Bangkok Life Assurance NVDR	29,000	13,893

Cal-Comp Electronics Thailand NVDR	288,800	12,940

Central Plaza Hotel (B) (C)	44,700	29,640

CP ALL	28,900	63,251

CP ALL NVDR	41,307	90,586

Electricity Generating (B) (C)	8,414	74,311

Fabrinet *	700	43,925

Hana Microelectronics	52,600	47,025

Home Product Center	156,100	65,228

MC Group NVDR	47,700	11,966

Muramoto Electron Thailand NVDR (B) (C)	2,028	7,931

Pruksa Holding	113,000	37,952

PTT (B) (C)	62,100	67,761

PTT Exploration & Production NVDR	66,600	174,234

Quality Houses	641,600	41,033

S 11 Group NVDR	50,600	8,582

Sea ADR *	20,537	1,141,446

Siam Cement (B) (C)	4,700	50,142

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

THAILAND — continued
Susco	1,073,500	$69,557

Thai Rayon NVDR	18,081	12,359

Thai Wah	214,100	22,035

Thanachart Capital	386,500	437,547

		2,798,293

TURKEY — 0.2%
Akbank T.A.S.	160,711	135,684

AKIS Gayrimenkul Yatirimi ‡	29,736	13,799

Haci Omer Sabanci Holding	9,639	11,303

KOC Holding	6,080	13,359

Migros Ticaret *	30,727	129,413

Trakya Cam Sanayii	100,800	46,648

Turk Hava Yollari AO *	1	2

Turk Telekomunikasyon	84,547	89,399

Turkiye Garanti Bankasi	112,873	132,819

Turkiye Is Bankasi, Cl C	172,848	122,525

Turkiye Vakiflar Bankasi TAO, Cl D	166,789	108,204

		803,155

UNITED ARAB EMIRATES — 0.1%
Network International Holdings *	40,709	213,389

UNITED KINGDOM — 3.0%
3i Group	15,965	157,574

Ashmore Group	12,863	61,631

AstraZeneca	2,550	266,128

B&M European Value Retail	36,779	154,055

BAE Systems	95,460	608,753

Balfour Beatty	43,760	142,978

Barratt Developments	134,159	875,639

Bellway PLC	4,173	139,533

Berkeley Group Holdings	1,956	103,063

BHP Group	8,766	146,385

Biffa	18,900	52,500

BT Group, Cl A	56,237	82,064

Bunzl	1,986	43,241

Close Brothers Group	2,100	28,773

CNH Industrial	31,479	196,935

Compass Group	6,200	104,688

ConvaTec Group	90,782	244,370

Cranswick	3,496	163,528

Dart Group	3,600	29,151

Devro	30,000	60,084

Dixons Carphone	46,400	45,137

Drax Group	111,361	292,683

easyJet	62,785	474,336

Electrocomponents	22,832	165,707

Endava ADR *	3,042	133,148

Etalon Group GDR	12,702	14,541

Ferguson	1,378	99,265

Ferrexpo	20,100	34,327

COMMON STOCK (continued)

	Shares	Value

UNITED KINGDOM — continued
Fevertree Drinks	5,900	$129,523

Flutter Entertainment	538	66,258

Fresnillo	2,494	22,406

GlaxoSmithKline	9,477	197,509

Globaltrans Investment GDR	8,211	46,506

Greggs	8,129	187,347

Halfords Group	17,600	23,932

Hammerson ‡	33,969	30,275

Headlam Group	10,500	39,626

Highland Gold Mining	36,000	107,020

Hon Hai Precision Industry GDR	40,976	210,366

HSBC Holdings	28,182	145,359

Inchcape	10,900	68,742

Informa	20,054	110,583

Intermediate Capital Group	3,134	44,548

International Personal Finance	32,400	23,093

Intertek Group	702	42,155

JD Sports Fashion	14,819	98,818

Kingspan Group	806	41,234

Land Securities Group ‡	14,286	119,708

Lloyds Banking Group	136,027	54,852

London Stock Exchange Group	1,189	112,286

Lookers	149,200	47,442

LSR Group PJSC GDR	1,827	3,006

Micro Focus International	16,211	97,901

MMC Norilsk Nickel PJSC ADR	6,952	191,478

Mondi	1,941	34,742

National Express Group	23,100	79,178

National Grid	10,715	126,021

OneSavings Bank	17,900	55,017

Pearson	8,139	47,008

Petrofac	15,200	37,519

Pets at Home Group	12,800	41,232

QinetiQ Group	37,540	143,365

Reckitt Benckiser Group	2,668	222,369

Redrow	18,761	109,609

RELX	4,800	108,500

Rentokil Initial	10,538	63,126

Rio Tinto	3,856	178,089

Rolls-Royce Holdings	4,646	19,238

Ros Agro GDR	10,900	92,295

Segro ‡	17,481	182,459

Serco Group *	120,907	195,136

Severn Trent	5,915	178,291

Spirax-Sarco Engineering	1,289	141,457

St. James’s Place	4,859	52,186

Stagecoach Group	57,600	53,945

SThree	17,600	47,682

Stock Spirits Group	32,050	76,527

Tate & Lyle	16,900	151,538

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED KINGDOM — continued
Tesco	263,690	$780,771

Unilever	3,792	195,189

Vesuvius	23,256	116,757

Weir Group	13,492	161,044

Whitbread	1,246	46,728

XLMedia	86,000	24,694

		10,943,902

UNITED STATES — 48.3%

Communication Services — 5.1%
Activision Blizzard	5,503	350,706

Alphabet, Cl A *	3,198	4,306,747

AT&T	50,086	1,526,120

Cars.com *	4,300	22,274

Charter Communications, Cl A *	1,088	538,810

Cogent Communications Holdings	1,733	145,277

Comcast, Cl A	31,638	1,190,538

DHI Group *	23,000	63,940

Electronic Arts *	2,801	320,042

Entercom Communications, Cl A	23,000	28,060

Entravision Communications, Cl A	22,400	32,704

EverQuote, Cl A *	2,764	107,713

Facebook, Cl A *	24,009	4,914,882

IAC *	1,027	229,514

Nexstar Media Group, Cl A	3,250	227,630

Omnicom Group	2,100	119,763

Shenandoah Telecommunications	2,352	125,856

TEGNA	4,728	50,684

T-Mobile US *	19,063	1,673,731

Townsquare Media, Cl A	12,500	61,250

Twitter *	8,097	232,222

Verizon Communications	31,186	1,791,636

Walt Disney	5,423	586,498

WideOpenWest *	8,200	48,544

Zynga, Cl A *	19,385	146,163

		18,841,304

Consumer Discretionary — 5.2%
Abercrombie & Fitch, Cl A	6,300	66,654

Adtalem Global Education *	4,818	153,068

Advance Auto Parts	767	92,738

Afya, Cl A *	1,739	37,806

Amazon.com *	2,043	5,054,382

American Eagle Outfitters	5,874	46,698

Aptiv	800	55,640

Arco Platform, Cl A *	591	29,680

AutoZone *	226	230,592

Best Buy	900	69,057

BJ’s Restaurants	6,057	132,406

Bloomin’ Brands	13,590	163,759

Booking Holdings *	100	148,057

COMMON STOCK (continued)

	Shares	Value

UNITED STATES — continued

Consumer Discretionary — continued
Boot Barn Holdings *	3,602	$66,493

BorgWarner	21,500	614,255

Brinker International	3,912	91,071

Buckle	2,500	38,275

CarMax *	800	58,920

Carnival	1,600	25,440

Chipotle Mexican Grill, Cl A *	100	87,855

Citi Trends	3,200	36,352

Conn’s *	2,200	14,872

Dana	8,104	93,196

Darden Restaurants	2,140	157,911

Dave & Buster’s Entertainment	2,000	29,280

Deckers Outdoor *	488	72,595

Designer Brands, Cl A	5,618	35,674

Dine Brands Global	1,100	48,829

Dollar General	1,600	280,480

Dollar Tree *	800	63,736

DR Horton	11,400	538,308

DraftKings, Cl A *	5,686	110,650

Dunkin’ Brands Group	2,051	128,885

eBay	2,100	83,643

Expedia Group	700	49,686

Ford Motor	9,600	48,864

General Motors	25,300	563,937

Genesco *	3,500	66,255

Gentex	3,084	74,756

Genuine Parts	1,395	110,596

G-III Apparel Group *	2,200	24,926

Guess?	2,800	26,180

Hasbro	1,305	94,234

Haverty Furniture	4,800	64,944

Hibbett Sports *	2,700	41,661

Hilton Grand Vacations *	3,238	66,703

Hilton Worldwide Holdings	700	52,997

Home Depot	5,297	1,164,440

Hooker Furniture	2,900	43,471

Kohl’s	13,900	256,594

La-Z-Boy, Cl Z	3,200	75,040

Lennar, Cl A	1,300	65,091

Lowe’s	1,758	184,151

M/I Homes *	2,800	71,288

Marriott International, Cl A	212	19,279

MasterCraft Boat Holdings *	5,400	56,430

McDonald’s	2,474	464,023

Modine Manufacturing *	14,805	68,547

NIKE, Cl B	4,424	385,684

Ollie’s Bargain Outlet Holdings *	1,722	116,941

O’Reilly Automotive *	413	159,558

Papa John’s International	1,643	118,165

Peloton Interactive, Cl A *	3,604	113,526

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES — continued

Consumer Discretionary — continued
Penn National Gaming *	8,762	$156,139

RCI Hospitality Holdings	3,400	42,602

Rocky Brands	4,500	96,525

Ross Stores	2,720	248,499

Shoe Carnival	2,600	61,412

Sonic Automotive, Cl A	4,400	94,292

Starbucks	4,300	329,939

Target	16,000	1,755,840

Taylor Morrison Home, Cl A *	23,500	341,925

Tesla *	300	234,564

Tiffany	600	75,900

TJX	3,820	187,371

Toll Brothers	20,100	482,802

TopBuild *	2,222	207,068

Ulta Beauty *	300	65,376

VF	800	46,480

Whirlpool	5,600	625,744

Williams-Sonoma	2,257	139,573

Wingstop	1,359	159,370

Winnebago Industries	1,400	62,118

Yum China Holdings	3,264	158,173

Yum! Brands	1,857	160,501

		19,337,437

Consumer Staples — 2.4%
Altria Group	5,996	235,343

B&G Foods	2,200	42,724

Boston Beer, Cl A *	339	158,147

Church & Dwight	3,796	265,682

Clorox	2,323	433,100

Colgate-Palmolive	3,144	220,929

Costco Wholesale	1,800	545,400

Edgewell Personal Care *	2,200	60,742

Estee Lauder, Cl A	721	127,184

Freshpet *	2,545	191,918

Hormel Foods	6,488	303,963

Hostess Brands, Cl A *	11,033	132,617

Ingles Markets, Cl A	2,200	89,826

Kellogg	5,200	340,600

Kimberly-Clark	3,465	479,833

McCormick	2,433	381,592

Molson Coors Beverage, Cl B	17,800	729,978

Mondelez International, Cl A	5,100	262,344

PepsiCo	4,568	604,301

Performance Food Group *	3,732	109,534

Procter & Gamble	5,114	602,787

SpartanNash	11,628	199,420

Spectrum Brands Holdings	1,655	71,264

Sysco	4,300	241,961

United Natural Foods *	2,800	29,792

COMMON STOCK (continued)

	Shares	Value

UNITED STATES — continued

Consumer Staples — continued
Village Super Market, Cl A	2,100	$50,463

Walgreens Boots Alliance	25,349	1,097,358

Walmart	5,452	662,691

WD-40	424	73,895

Weis Markets	900	45,027

		8,790,415

Energy — 1.0%
Amplify Energy	5,130	6,772

Arch Coal	700	20,433

Baker Hughes, Cl A	3,100	43,245

Berry	9,300	31,899

Bonanza Creek Energy *	2,600	45,396

Callon Petroleum *	11,550	10,853

Cheniere Energy *	1,300	60,697

Chevron	7,924	729,008

DHT Holdings	23,020	167,125

EOG Resources	6,900	327,819

Geopark	4,317	40,882

International Seaways	3,655	88,451

Murphy Oil	6,916	82,024

NACCO Industries, Cl A	1,700	59,755

National Energy Services Reunited *	6,600	33,726

Nordic American Tankers	17,046	102,617

Northern Oil and Gas *	25,000	20,930

Parsley Energy, Cl A	15,367	145,218

PDC Energy *	6,221	80,811

Phillips 66	3,800	278,046

SilverBow Resources *	3,800	20,558

Southwestern Energy *	35,800	115,634

Valero Energy	18,137	1,148,979

Williams Companies	5,500	106,535

		3,767,413

Financials — 5.4%
AGNC Investment ‡	9,799	121,704

American Express	2,800	255,500

American International Group	1,700	43,231

Ameriprise Financial	5,500	632,170

Ameris Bancorp	5,113	130,024

Aon	1,495	258,142

Ares Commercial Real Estate ‡	8,000	62,000

Ares Management, Cl A	2,240	75,152

Atlantic Union Bankshares	6,930	165,419

Bank of Commerce Holdings	5,500	42,295

Bank of New York Mellon	1,700	63,818

Banner	1,555	59,759

Bar Harbor Bankshares	1,800	33,084

BCB Bancorp	4,700	47,564

Berkshire Hathaway, Cl B *	2,953	553,274

Berkshire Hills Bancorp	6,100	103,944

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES — continued

Financials — continued
Blackstone Mortgage Trust, Cl A ‡	4,683	$110,191

C&F Financial	2,000	71,120

Cannae Holdings *	2,165	68,306

Capital One Financial	22,719	1,471,282

CB Financial Services	2,400	50,160

CenterState Bank	9,453	164,388

Charles Schwab	18,475	696,877

Chubb	1,123	121,295

Cincinnati Financial	2,100	138,180

Citigroup	44,184	2,145,575

Citizens Financial Group	22,900	512,731

Civista Bancshares	2,200	33,726

CME Group, Cl A	1,500	267,315

CNB Financial	3,400	60,316

Codorus Valley Bancorp	1,500	21,075

County Bancorp	600	11,700

Customers Bancorp *	8,600	109,736

eHealth *	703	75,010

Enterprise Financial Services	4,600	141,404

Equitable Holdings	11,444	209,654

Erie Indemnity, Cl A	457	81,373

Evans Bancorp	2,200	61,094

Everest Re Group	489	84,661

Exantas Capital ‡	7,700	22,792

Farmers National Banc	2,800	34,692

FB Financial	2,660	59,424

Federal Agricultural Mortgage, Cl C	2,000	133,260

Fidelity National Financial	3,028	81,907

Financial Institutions	5,900	114,165

First Bancorp, Maine	2,200	48,180

First Busey	200	3,684

First Business Financial Services	2,700	46,386

First Choice Bancorp	2,500	38,050

First Commonwealth Financial	6,800	64,736

First Defiance Financial	3,800	66,044

First Interstate BancSystem, Cl A	3,866	130,671

First Merchants	4,582	129,716

Flushing Financial	3,300	41,217

FNB	19,887	160,886

FS Bancorp	1,400	58,730

Globe Life	2,000	164,680

Goosehead Insurance, Cl A *	2,045	114,806

Hanmi Financial	5,000	60,350

Heritage Insurance Holdings	19,527	221,436

Horizon Bancorp	2,941	33,469

Horizon Technology Finance, Cl C	3,500	33,635

Houlihan Lokey, Cl A	2,251	133,664

Independent Bank	5,700	83,733

Independent Bank Group	4,714	142,881

Intercontinental Exchange	2,900	259,405

COMMON STOCK (continued)

	Shares	Value

UNITED STATES — continued

Financials — continued
JPMorgan Chase	5,540	$530,510

Kemper	1,276	85,773

Kinsale Capital Group	952	103,406

Lakeland Bancorp	7,035	78,722

LCNB	4,100	58,794

Lincoln National	13,700	485,939

M&T Bank	1,000	112,080

Marsh & McLennan	2,500	243,325

Mercantile Bank	2,000	47,200

Meta Financial Group	7,593	139,863

MetLife	1,500	54,120

Midland States Bancorp	5,400	87,588

Mortgage Investment Trust ‡	4,700	14,993

National Western Life Group, Cl A	300	57,819

New Mountain Finance	7,600	58,140

New Residential Investment ‡	15,394	93,749

New York Mortgage Trust ‡	19,600	42,728

Newtek Business Services	2,600	39,000

Northeast Bank	3,500	58,625

Northrim BanCorp	2,700	63,315

Oaktree Specialty Lending	11,600	46,516

OneMain Holdings, Cl A	5,893	142,670

OP Bancorp	10,800	76,248

Pacific Premier Bancorp	8,323	177,696

Palomar Holdings *	1,868	109,278

Parke Bancorp	4,070	57,346

PennantPark Investment	17,000	54,910

PennyMac Financial Services	8,500	256,445

Peoples Bancorp	2,100	51,051

Pinnacle Financial Partners	4,160	167,440

Piper Sandler	1,000	53,910

PNC Financial Services Group	2,200	234,674

Preferred Bank	3,635	138,675

Premier Financial Bancorp	5,400	70,200

Primerica	1,290	134,044

Progressive	1,200	92,760

RBB Bancorp	3,100	40,052

Republic Bancorp, Cl A	1,000	33,330

Riverview Bancorp	8,900	49,217

S&P Global	4,557	1,334,654

Sandy Spring Bancorp	5,000	127,500

Selective Insurance Group	1,120	56,146

Shore Bancshares	4,300	47,730

Sierra Bancorp	2,500	50,750

Southern National Bancorp of Virginia	10,000	100,700

Sterling Bancorp	10,357	127,702

Stifel Financial	2,456	108,752

Summit Financial Group	1,700	30,022

TCF Financial	4,989	148,123

THL Credit	17,800	57,672

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES — continued

Financials — continued
Triumph Bancorp *	4,762	$131,955

Truist Financial	4,900	182,868

Umpqua Holdings	7,527	94,276

Universal Insurance Holdings	6,200	113,026

US Bancorp	6,115	223,198

Wells Fargo	24,300	705,915

WesBanco	3,618	89,292

West BanCorp	2,700	50,220

		20,059,500

Health Care — 7.7%
Abbott Laboratories	4,469	411,550

AbbVie	26,003	2,137,447

ACADIA Pharmaceuticals *	3,556	171,790

Acceleron Pharma *	1,767	159,967

Addus HomeCare *	928	75,187

Alexion Pharmaceuticals *	6,220	668,463

Amedisys *	847	155,983

Amgen	5,966	1,427,187

Amneal Pharmaceuticals *	14,400	52,272

Anthem	1,341	376,459

Aprea Therapeutics *	2,855	90,760

Athersys *	20,573	47,318

AtriCure *	3,061	131,990

Avanos Medical *	2,110	65,516

Axsome Therapeutics *	1,522	144,636

Biogen *	3,100	920,173

Bristol-Myers Squibb	33,707	2,049,723

Castle Biosciences *	2,559	79,150

Catasys *	3,278	99,782

Centene *	6,380	424,780

Charles River Laboratories International *	685	99,099

ChemoCentryx *	2,429	128,761

Cigna	2,214	433,457

Coherus Biosciences *	3,142	52,157

Computer Programs and Systems	2,935	70,528

Corcept Therapeutics *	7,800	98,748

CVS Health	4,140	254,817

CytoSorbents *	10,282	88,014

Danaher	3,089	504,928

DaVita *	8,985	709,905

DexCom *	1,500	502,800

Eagle Pharmaceuticals *	1,000	50,980

Eidos Therapeutics *	1,906	88,515

Eli Lilly and	3,763	581,910

Emergent BioSolutions *	2,244	165,944

Exelixis *	4,307	106,361

Fate Therapeutics *	4,136	113,244

FONAR *	4,900	95,550

COMMON STOCK (continued)

	Shares	Value

UNITED STATES — continued

Health Care — continued
GenMark Diagnostics *	12,262	$153,398

Gilead Sciences	4,150	348,600

Global Blood Therapeutics *	1,731	132,456

Halozyme Therapeutics *	6,278	142,228

HCA Healthcare	12,262	1,347,349

Henry Schein *	2,260	123,306

Icad *	10,630	121,395

ICU Medical *	468	102,637

Immunomedics *	6,454	196,073

Innoviva *	10,800	153,144

Inspire Medical Systems *	1,495	107,132

Insulet *	642	128,220

Intercept Pharmaceuticals *	771	63,160

Iovance Biotherapeutics *	5,363	172,420

iRhythm Technologies *	1,894	200,082

Jazz Pharmaceuticals *	6,200	683,550

Johnson & Johnson	5,200	780,208

Kala Pharmaceuticals *	10,342	103,006

Karuna Therapeutics *	1,227	101,939

Karyopharm Therapeutics *	4,720	104,076

Krystal Biotech *	1,810	85,414

Lannett *	17,440	166,378

Lantheus Holdings *	3,200	41,760

LHC Group *	761	98,922

Livongo Health *	3,412	136,514

Luminex	3,407	122,822

Magellan Health *	1,040	63,159

Masimo *	720	154,015

Medpace Holdings *	6,394	510,625

Medtronic	4,676	456,518

Merck	9,727	771,740

Meridian Bioscience *	5,150	61,800

Momenta Pharmaceuticals *	4,517	143,189

MyoKardia *	1,373	86,252

NanoString Technologies *	2,969	94,295

NeoGenomics *	5,638	154,143

Nevro *	936	110,111

Novavax *	5,019	90,995

NuVasive *	1,058	64,411

OraSure Technologies *	7,493	119,438

Owens & Minor	5,500	38,940

Pfizer	41,447	1,589,907

Principia Biopharma *	2,108	131,075

Pro-Dex * (C)	4,500	78,660

Quidel *	1,075	149,425

Reata Pharmaceuticals, Cl A *	577	91,258

Repligen *	1,733	201,288

Supernus Pharmaceuticals *	3,000	70,200

Syneos Health, Cl A *	1,424	79,445

Tandem Diabetes Care *	2,416	192,749

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES — continued

Health Care — continued
Teladoc Health *	1,429	$235,199

Thermo Fisher Scientific	1,595	533,815

UnitedHealth Group	5,898	1,724,988

Vertex Pharmaceuticals *	3,200	803,840

		28,553,520

Industrials — 3.1%
ABM Industries	2,356	81,258

ACCO Brands	17,300	128,020

ADT	20,786	119,104

Air Transport Services Group *	6,526	132,086

Allison Transmission Holdings	18,600	675,924

ARC Document Solutions	25,300	17,710

Arcosa	1,969	73,385

Atkore International Group *	10,378	252,600

Atlas Air Worldwide Holdings *	2,200	72,270

Axon Enterprise *	1,353	98,377

BMC Stock Holdings *	4,465	94,881

Boeing	542	76,433

Builders FirstSource *	2,500	45,875

CAI International *	2,800	46,172

Carrier Global *	1,864	33,011

Casella Waste Systems, Cl A *	2,416	112,054

CH Robinson Worldwide	3,709	262,968

Columbus McKinnon	1,100	29,788

CSX	4,900	324,527

Cubic	1,298	49,596

Cummins	5,600	915,600

Delta Air Lines	1,500	38,865

EMCOR Group	1,748	111,050

Equifax	1,700	236,130

Expeditors International of Washington	3,900	279,260

Federal Signal	1,954	52,621

Fortive	2,250	144,000

FTI Consulting *	1,103	140,478

Generac Holdings *	1,665	162,238

General Dynamics	1,500	195,930

General Electric	2,167	14,736

Gibraltar Industries *	1,403	64,959

GMS *	6,800	124,984

Hawaiian Holdings	6,000	86,400

HEICO, Cl A	2,203	159,343

Honeywell International	2,627	372,771

Hub Group, Cl A *	2,025	97,423

Illinois Tool Works	116	18,850

Ingersoll Rand *	529	15,384

Interface, Cl A	5,600	51,744

Johnson Controls International	1,900	55,309

Kadant	801	67,356

Kelly Services, Cl A	6,400	98,880

COMMON STOCK (continued)

	Shares	Value

UNITED STATES — continued

Industrials — continued
Kforce	4,375	$131,031

Knoll	10,057	117,265

L3Harris Technologies	500	96,850

Lockheed Martin	3,360	1,307,241

Meritor *	5,600	114,800

Miller Industries	2,300	69,874

MYR Group *	3,609	108,270

Norfolk Southern	600	102,660

Northrop Grumman	800	264,536

Oshkosh	1,726	116,557

Otis Worldwide *	932	47,448

Plug Power *	36,702	153,598

Quad	4,800	17,856

Quanta Services	3,026	110,025

Raytheon Technologies	4,717	305,709

Roper Technologies	433	147,666

SkyWest	2,110	65,304

Sterling Construction *	10,067	99,462

Trane Technologies	600	52,452

TrueBlue *	3,200	49,696

Union Pacific	2,084	333,002

United Airlines Holdings *	10,600	313,548

United Parcel Service, Cl B	1,500	141,990

Universal Logistics Holdings	6,400	89,152

Verisk Analytics, Cl A	1,666	254,615

Virgin Galactic Holdings *	6,392	112,627

Wabash National	7,800	63,960

Waste Management	2,564	256,451

Werner Enterprises	2,998	120,280

		11,394,275

Information Technology — 12.6%
ACM Research, Cl A *	2,911	116,236

Adobe *	767	271,242

Advanced Energy Industries *	1,210	67,276

Alliance Data Systems	1,766	88,424

Amphenol, Cl A	3,000	264,780

Apple	20,857	6,127,787

Applied Materials	34,800	1,728,864

Atlassian, Cl A *	7,612	1,183,590

Automatic Data Processing	1,930	283,112

Benchmark Electronics	2,900	59,914

Bill.com Holdings *	1,685	99,230

Blackline *	2,240	136,058

CACI International, Cl A *	1,172	293,164

Ciena *	2,388	110,445

Cirrus Logic *	3,158	238,745

Cisco Systems	18,700	792,506

Cloudflare, Cl A *	5,023	118,342

Dynatrace *	4,499	134,295

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES — continued

Information Technology — continued
Enphase Energy *	2,785	$130,422

Entegris	1,972	106,942

Everbridge *	1,292	143,903

Fidelity National Information Services	3,100	408,859

Fiserv *	7,161	738,013

Five9 *	1,419	131,499

FLIR Systems	2,461	106,808

FormFactor *	3,407	79,383

Global Payments	2,192	363,916

HP	42,300	656,073

Infinera *	12,568	77,482

Inphi *	1,559	150,506

Inseego *	9,470	113,166

Intel	18,500	1,109,630

International Business Machines	1,200	150,672

inTEST *	7,900	27,808

Itron *	1,039	72,543

KEMET	1,700	45,917

Kimball Electronics *	4,100	55,432

KLA	3,894	638,966

Kulicke & Soffa Industries	2,200	52,734

Lam Research	1,100	280,808

Limelight Networks *	17,386	88,147

Lumentum Holdings *	1,556	125,896

Mastercard, Cl A	6,555	1,802,428

MAXIMUS	1,150	77,418

Methode Electronics	5,315	159,556

Micron Technology *	10,176	487,329

Microsoft	47,319	8,480,038

MKS Instruments	1,313	131,602

Model N *	2,950	85,137

Monolithic Power Systems	569	113,749

Motorola Solutions	2,128	306,028

NetSol Technologies *	7,800	17,706

Nuance Communications *	14,780	298,556

NVIDIA	6,714	1,962,368

Okta, Cl A *	1,502	227,253

ON Semiconductor *	34,300	550,343

Oracle	23,265	1,232,347

Paychex	4,831	331,020

PayPal Holdings *	11,505	1,415,115

Pegasystems	931	77,850

Photronics *	7,694	91,943

Plexus *	1,332	83,503

Power Integrations	1,001	102,452

Progress Software	2,538	103,829

Qorvo *	18,202	1,784,342

QUALCOMM	4,021	316,332

Qualys *	1,320	139,181

RingCentral, Cl A *	966	220,760

COMMON STOCK (continued)

	Shares	Value

UNITED STATES — continued

Information Technology — continued
salesforce.com *	8,225	$1,332,039

ScanSource *	3,100	80,352

ServiceNow *	2,613	918,574

Shopify, Cl A *	1,497	946,538

SMART Global Holdings *	2,700	68,283

Smartsheet, Cl A *	2,135	112,557

Square, Cl A *	11,029	718,429

StoneCo, Cl A *	1,886	49,753

Switch, Cl A	5,954	102,230

Synaptics *	1,411	92,265

SYNNEX	1,661	145,437

Twilio, Cl A *	8,083	907,721

Verint Systems *	2,739	117,065

VeriSign *	1,393	291,819

Visa, Cl A	12,613	2,254,195

Wayside Technology Group	5,374	83,297

Xperi	2,700	41,256

Zscaler *	1,612	108,133

		46,937,663

Materials — 2.4%
Advanced Emissions Solutions	11,200	83,216

AdvanSix *	4,600	56,028

Air Products and Chemicals	1,818	410,104

Ball	18,953	1,243,127

CF Industries Holdings	26,412	726,330

Ecolab	1,584	306,504

FMC	2,000	183,800

Friedman Industries	2,626	11,187

HB Fuller	1,455	53,530

Huntsman	27,200	457,232

International Flavors & Fragrances	73	9,565

International Paper	2,700	92,475

Kaiser Aluminum	1,548	111,812

Koppers Holdings *	6,890	108,586

Linde	2,932	539,459

LyondellBasell Industries, Cl A	12,100	701,195

Martin Marietta Materials	1,100	209,253

Materion	3,751	194,077

Neenah	1,226	59,902

Newmont Mining	5,400	321,192

Packaging Corp of America	1,500	144,975

PolyOne	2,566	59,762

PPG Industries	2,294	208,364

Ryerson Holding *	5,000	23,100

Schnitzer Steel Industries, Cl A	6,100	94,916

Schweitzer-Mauduit International	1,700	54,774

Scotts Miracle-Gro, Cl A	1,008	125,022

Sherwin-Williams	2,729	1,463,754

Silgan Holdings	3,145	108,503

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES — continued

Materials — continued
Southern Copper	5,316	$172,451

Tredegar	4,400	72,512

Verso	5,900	81,951

Vulcan Materials	1,600	180,752

Warrior Met Coal	2,800	35,140

Wheaton Precious Metals	2,235	84,393

		8,788,943

Real Estate — 2.3%
Alexandria Real Estate Equities ‡	959	150,649

American Finance Trust ‡	15,766	121,556

American Tower, Cl A ‡	2,862	681,156

Ashford Hospitality Trust ‡	14,400	11,841

AvalonBay Communities ‡	1,739	283,370

Braemar Hotels & Resorts ‡	6,500	20,345

City Office ‡	6,100	61,610

Crown Castle International ‡	13,789	2,198,380

Digital Realty Trust ‡	8,251	1,233,442

Equinix ‡	794	536,109

Essex Property Trust ‡	806	196,745

First Industrial Realty Trust ‡	3,302	124,717

Franklin Street Properties ‡	9,800	53,312

Global Medical REIT ‡	14,788	154,091

Global Net Lease ‡	3,600	51,804

Independence Realty Trust ‡	17,611	177,343

Industrial Logistics Properties Trust ‡	2,900	54,201

Iron Mountain ‡	6,879	166,334

Jernigan Capital ‡	4,590	60,588

Kite Realty Group Trust ‡	5,400	55,242

National Storage Affiliates Trust ‡	2,543	72,425

Pebblebrook Hotel Trust ‡	7,940	94,010

Preferred Apartment Communities, Cl A ‡	3,900	28,899

Public Storage ‡	1,400	259,630

QTS Realty Trust, Cl A ‡	5,162	322,780

Realty Income ‡	3,525	193,593

Rexford Industrial Realty ‡	8,427	343,147

Sabra Health Care ‡	6,812	87,330

SBA Communications, Cl A ‡	500	144,960

STORE Capital ‡	5,270	105,769

Summit Hotel Properties ‡	6,100	36,966

Terreno Realty ‡	4,781	262,094

Ventas ‡	984	31,832

VEREIT ‡	58,000	317,840

		8,694,110

Utilities — 1.1%
Ameren	1,847	134,369

American Electric Power	3,937	327,204

Black Hills	1,499	92,848

Clearway Energy, Cl C	5,331	106,780

COMMON STOCK (continued)

	Shares	Value

UNITED STATES — continued

Utilities — continued
CMS Energy	3,900	$222,651

Consolidated Edison	3,400	267,920

Dominion Energy	7,498	578,321

DTE Energy	1,829	189,741

Duke Energy	2,711	229,513

Eversource Energy	1,500	121,050

Exelon	15,580	577,707

IDACORP	1,683	154,466

NextEra Energy	526	121,569

Portland General Electric	2,215	103,640

South Jersey Industries	3,802	108,699

Spire	1,616	117,904

WEC Energy Group	3,066	277,626

Xcel Energy	4,722	300,130

		4,032,138

		179,196,718

Total Common Stock (Cost $328,380,129)		350,038,339

REGISTERED INVESTMENT COMPANY — 3.5%

EXCHANGE TRADED FUND — 3.5%
iShares MSCI ACWI ETF

Total Exchange Traded Fund Cost ($12,523,426)	186,992	12,850,090

PREFERRED STOCK — 0.1%

BRAZIL — 0.1%
Banco Mercantil do Brasil	1,200	2,405

Cia Paranaense de Energia, 1.019%	7,800	79,479

Itau Unibanco Holding ADR	9,599	40,412

Itausa - Investimentos Itau, 0.168%	24,817	41,119

Lojas Americanas, 0.075%	14,940	68,685

Telefonica Brasil, 0.908%	5,272	44,645

		276,745

GERMANY — 0.0%
Jungheinrich, 1.114% *	5,300	95,982

STO & KGaA, 0.247%	800	80,780

		176,762

SOUTH AFRICA — 0.0%
Absa Bank, 36.851%	223	6,509

SOUTH KOREA — 0.0%
LG Chemical, 2.840%	175	24,780

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

PREFERRED STOCK — continued

	Shares/Number of Warrants/Number of Rights/	Value

SOUTH KOREA — continued

LG Household & Health Care, 1.430%	106	$63,076

		87,856

Total Preferred Stock (Cost $557,249)		547,872

WARRANTS — 0.0%

MALAYSIA — 0.0%
Paramount *(B) (C)	43,120	1,103

SINGAPORE — 0.0%
Ezion Holdings *(B) (C)(D)	102,720	—

Total Warrants (Cost $—)		1,103

RIGHTS— 0.0%

TAIWAN — 0.0%
Simplo Technology #*(B)

Total Rights (Cost $—)	448	—

Total Investments in Securities— 98.0% (Cost $341,460,804)		$363,437,404

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized (Depreciation)
Brown Brothers Harriman	05/18/20	EUR	3,260,800	USD	3,555,739	$(18,892)
Brown Brothers Harriman	07/14/20	GBP	406,300	USD	504,927	(6,970)
Brown Brothers Harriman	07/30/20	AUD	465,400	USD	301,942	(1,392)
UBS	05/18/20	USD	284,056	EUR	255,700	(3,746)

						$(31,000)

Percentages are based on net assets of $370,753,525.

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	Security considered Master Limited Partnership. At April 30, 2020, these securities amounted to $1,758,709 or 0.5% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Securities considered illiquid. The total value of such securities as of April 30, 2020 was $790,415 and represented 0.2% of the Net Assets of the Fund.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2020, was $32,377 and represented 0.0% of Net Assets.

ACWI — MSCI All Country World Index

AUD — Australian Dollar

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

GBP— British Pound

GDR — Global Depositary Receipt

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

USD — United States Dollar

The following is a list of the inputs used as of April 30, 2020, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$204,229	$—	$—	$204,229
Australia	—	4,066,395	—	4,066,395
Austria	—	195,799	—	195,799
Belgium	—	594,211	—	594,211
Bermuda	1,758,709	—	—	1,758,709
Brazil	1,706,341	—	—	1,706,341
Canada	7,330,091	—	—	7,330,091
Chile	148,329	54,915	—	203,244
China	11,439,138	14,032,180	17,955	25,489,273
Denmark	—	2,640,982	—	2,640,982
Egypt	—	157,113	14,880	171,993
Finland	—	862,807	—	862,807
France	35,380	9,062,405	—	9,097,785
Germany	89,310	10,434,912	—	10,524,222
Greece	9,595	173,408	—	183,003
Hong Kong	14,753	7,368,981	116,751	7,500,485
Hungary	20,467	415,244	—	435,711
India	830,947	4,426,230	—	5,257,177
Indonesia	—	721,508	30,642	752,150
Ireland	2,763,448	217,036	—	2,980,484
Israel	242,292	984,125	—	1,226,417
Italy	—	3,254,764	—	3,254,764
Japan	52,991	18,913,760	—	18,966,751
Malaysia	40,273	835,695	5,598	881,566
Mexico	894,601	—	4,699	899,300
Netherlands	2,169,493	5,041,515	—	7,211,008
New Zealand	—	230,821	—	230,821
Norway	—	457,738	—	457,738
Panama	35,854	—	—	35,854
Peru	—	—	23,224	23,224
Philippines	—	240,320	—	240,320
Poland	—	1,148,124	—	1,148,124
Portugal	—	48,329	—	48,329
Puerto Rico	72,964	—	—	72,964
Russia	978,359	1,450,825	—	2,429,184
Saudi Arabia	—	782,665	—	782,665
Singapore	77,426	988,069	—	1,065,495
South Africa	15,754	1,172,730	15,110	1,203,594
South Korea	78,447	9,007,166	—	9,085,613
Spain	—	1,854,258	—	1,854,258
Sweden	—	4,448,202	—	4,448,202
Switzerland	—	10,292,469	—	10,292,469
Taiwan	1,567,093	6,702,038	—	8,269,131
Thailand	1,199,264	1,117,236	481,793	2,798,293
Turkey	—	803,155	—	803,155

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2020 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3†	Total
United Arab Emirates	$—	$213,389	$—	$213,389
United Kingdom	133,148	10,810,754	—	10,943,902
United States	179,118,058	—	78,660	179,196,718

Total Common Stock	213,026,754	136,222,273	789,312	350,038,339

Registered Investment Company	12,850,090	—	—	12,850,090
Preferred Stock
Brazil	276,745	—	—	276,745
Germany	—	176,762	—	176,762
South Africa	6,509	—	—	6,509
South Korea	—	87,856	—	87,856

Total Preferred Stock	283,254	264,618	—	547,872

Warrants	—	—	1,103	1,103
Rights	—	—	—	—

Total Investments in Securities	$226,160,098	$136,486,891	$790,415	$363,437,404

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Depreciation	$—	$(31,000)	—	$(31,000)

Total Other Financial Instruments	$—	$(31,000)	$—	$(31,000)

*	Forwards contracts are valued at the unrealized depreciation on the instrument.

†	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 instruments at the beginning and/or end of the period in relation to net assets.

For the period ended April 30, 2020, there were transfers between Level 1 and Level 3 assets in the amount of $790,415 due to pricing restrictions implemented by the Adviser.

Amounts designated as $– are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2020 (Unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 28.4%

	Face Amount	Value
COMMUNICATION SERVICES — 2.3%
AT&T
5.450%, 03/01/47	$45,000	$57,048
5.250%, 03/01/37	155,000	183,898
4.900%, 08/15/37	185,000	214,207
4.850%, 03/01/39	156,000	180,417
4.800%, 06/15/44	375,000	429,553
4.750%, 05/15/46	25,000	28,915
4.500%, 03/09/48	60,000	68,640
4.350%, 06/15/45	10,000	10,962
3.900%, 03/11/24	250,000	268,779
3.600%, 07/15/25	250,000	268,300
Bharti Airtel International Netherlands BV
5.350%, 05/20/24(A)	235,000	243,711
CCO Holdings
5.750%, 02/15/26(A)	40,000	41,700
5.375%, 06/01/29(A)	44,000	46,421
4.500%, 08/15/30(A)	79,000	80,011
4.500%, 05/01/32(A)	64,000	63,580
CenturyLink
4.000%, 02/15/27(A)	23,000	22,310
Colombia Telecomunicaciones ESP
5.375%, 09/27/22(A)	200,000	196,752
Comcast
3.750%, 04/01/40	55,000	63,125
3.150%, 02/15/28	250,000	270,899
2.650%, 02/01/30	85,000	90,582
CSC Holdings
5.500%, 05/15/26(A)	200,000	207,480
5.375%, 02/01/28(A)	10,000	10,275
Intelsat Jackson Holdings
9.750%, 07/15/25(A)	190,000	107,350
8.500%, 10/15/24(A)	43,000	24,940
Level 3 Financing
5.375%, 05/01/25	44,000	44,312
4.625%, 09/15/27(A)	33,000	32,696
Live Nation Entertainment
4.750%, 10/15/27(A)	35,000	29,575
NBCUniversal Enterprise
5.250%, 06/19/67(A)	170,000	172,346
Netflix
3.625%, 06/15/25(A)	75,000	75,937
Northwestern Mutual Life
3.625%, 09/30/59(A)	90,000	97,635
Omnicom Group
4.200%, 06/01/30	20,000	21,250

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
COMMUNICATION SERVICES (continued)
Ooredoo International Finance MTN
3.250%, 02/21/23(A)	$200,000	$204,000
Prosus
4.850%, 07/06/27(A)	200,000	215,000
Qwest
7.250%, 09/15/25	65,000	69,709
Sprint
7.875%, 09/15/23	10,000	11,239
Sprint Spectrum
5.152%, 03/20/28(A)	250,000	275,000
3.360%, 09/20/21(A)	140,625	140,977
Time Warner Cable
5.875%, 11/15/40	200,000	237,622
5.500%, 09/01/41	100,000	116,847
4.500%, 09/15/42	150,000	158,398
T-Mobile USA
6.000%, 03/01/23	93,000	93,897
6.000%, 04/15/24	45,000	45,882
4.500%, 02/01/26	30,000	30,909
4.375%, 04/15/40(A)	100,000	113,512
3.875%, 04/15/30(A)	290,000	318,255
0.000%, 01/15/24(B)	45,000	—
0.000%, 03/01/25(B)	45,000	—
0.000%, 01/15/26(B)	30,000	—
Verizon Communications
5.250%, 03/16/37	250,000	333,000
4.272%, 01/15/36	250,000	299,877
4.125%, 03/16/27	75,000	87,055
4.000%, 03/22/50	35,000	43,598
3.150%, 03/22/30	75,000	83,148
3.125%, 03/16/22	150,000	156,450
ViacomCBS
2.900%, 01/15/27	250,000	239,572
Virgin Media Secured Finance
5.500%, 05/15/29(A)	75,000	77,865
Vodafone Group
5.250%, 05/30/48	115,000	143,764
4.875%, 06/19/49	163,000	194,869
4.250%, 09/17/50	35,000	38,075
Walt Disney
3.700%, 10/15/25	250,000	277,268
2.000%, 09/01/29	175,000	174,942

		7,834,336

CONSUMER DISCRETIONARY — 2.8%
Alimentation Couche-Tard
3.550%, 07/26/27(A)	165,000	167,288
Amazon.com
4.250%, 08/22/57	155,000	212,101
3.875%, 08/22/37	250,000	304,447
American Honda Finance MTN
2.350%, 01/08/27	500,000	487,345
1.700%, 09/09/21	500,000	498,712
American University
3.672%, 04/01/49	250,000	272,989
Cargill
3.250%, 05/23/29(A)	500,000	526,274
Churchill Downs
5.500%, 04/01/27(A)	106,000	101,991

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
CONSUMER DISCRETIONARY (continued)
4.750%, 01/15/28(A)	$40,000	$37,240
Daimler Finance North America
2.200%, 10/30/21(A)	175,000	172,032
2.000%, 07/06/21(A)	1,115,000	1,098,039
El Puerto de Liverpool
3.875%, 10/06/26(A)	390,000	347,100
Expedia Group
7.000%, 05/01/25(A)	35,000	35,611
6.250%, 05/01/25(A)	45,000	45,891
Falabella
3.750%, 04/30/23(A)	200,000	200,038
Ford Motor Credit
5.875%, 08/02/21	170,000	168,300
5.750%, 02/01/21	450,000	438,750
5.596%, 01/07/22	513,000	498,893
3.813%, 10/12/21	80,000	75,200
3.336%, 03/18/21	200,000	191,996
2.343%, 11/02/20	175,000	170,320
2.191%, 10/12/21	180,000	164,802
General Motors
5.000%, 04/01/35	135,000	114,361
General Motors Financial
4.375%, 09/25/21	50,000	49,259
4.200%, 11/06/21	40,000	39,195
3.450%, 04/10/22	30,000	28,891
3.200%, 07/13/20	225,000	224,582
3.200%, 07/06/21	40,000	39,156
3.150%, 06/30/22	85,000	80,989
2.900%, 02/26/25	80,000	72,498
Georgetown University
5.215%, 10/01/18	50,000	74,551
4.315%, 04/01/49	50,000	60,083
Hanesbrands
5.375%, 05/15/25(A)	35,000	35,000
4.875%, 05/15/26(A)	40,000	40,256
4.625%, 05/15/24(A)	10,000	9,997
Hasbro
3.900%, 11/19/29	10,000	9,650
3.550%, 11/19/26	55,000	53,839
Home Depot
3.900%, 06/15/47	250,000	295,043
3.350%, 04/15/50	20,000	22,149
Hyundai Capital America
3.000%, 02/10/27(A)	85,000	75,963
2.650%, 02/10/25(A)	120,000	111,931
Hyundai Capital America MTN
3.000%, 10/30/20(A)	260,000	260,048
Lear
5.250%, 05/15/49	155,000	139,590
Lennar
4.750%, 11/15/22	10,000	10,200
4.500%, 04/30/24	5,000	5,100
Lowe’s
5.125%, 04/15/50	20,000	26,106
4.050%, 05/03/47	250,000	280,895
McDonald’s MTN
4.200%, 04/01/50	10,000	11,910
NVR
3.000%, 05/15/30	140,000	139,734

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
CONSUMER DISCRETIONARY (continued)
Reynolds American
5.850%, 08/15/45	$265,000	$306,286
Starbucks
3.350%, 03/12/50	80,000	77,618
2.250%, 03/12/30	120,000	118,734
Target
2.650%, 09/15/30	70,000	75,136
Toyota Motor
2.358%, 07/02/24	105,000	108,607
Toyota Motor Credit MTN
3.375%, 04/01/30	120,000	131,276
Whirlpool
4.750%, 02/26/29	115,000	123,342
Whirlpool MTN
4.850%, 06/15/21	140,000	143,901

		9,611,235

CONSUMER STAPLES — 2.8%
Altria Group
4.400%, 02/14/26	75,000	83,179
Anheuser-Busch
4.900%, 02/01/46	140,000	161,531
4.700%, 02/01/36	78,000	87,308
Anheuser-Busch InBev Finance
4.700%, 02/01/36	250,000	276,559
Anheuser-Busch InBev Worldwide
4.600%, 06/01/60	135,000	148,531
4.500%, 06/01/50	250,000	279,794
4.350%, 06/01/40	140,000	153,184
Archer-Daniels-Midland
3.250%, 03/27/30	115,000	126,820
2.500%, 08/11/26	250,000	265,538
Bacardi
5.300%, 05/15/48(A)	280,000	314,122
4.700%, 05/15/28(A)	65,000	70,993
Bausch Health
5.500%, 11/01/25(A)	165,000	171,518
5.250%, 01/30/30(A)	80,000	79,201
5.000%, 01/30/28(A)	80,000	76,775
Bayer US Finance II
4.375%, 12/15/28(A)	270,000	305,732
4.250%, 12/15/25(A)	75,000	83,114
3.875%, 12/15/23(A)	145,000	153,930
Bunge Finance
3.250%, 08/15/26	250,000	247,908
CK Hutchison International
16 2.750%, 10/03/26(A)	200,000	206,684
Clorox
3.900%, 05/15/28	250,000	276,138
Coca-Cola
4.200%, 03/25/50	70,000	90,617
2.500%, 06/01/40	250,000	249,138
Constellation Brands
3.750%, 05/01/50	20,000	20,338
2.875%, 05/01/30	50,000	50,827
Fomento Economico Mexicano
3.500%, 01/16/50	256,000	245,480
JBS USA LUX
5.500%, 01/15/30(A)	10,000	10,125

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
CONSUMER STAPLES (continued)
Keurig Dr Pepper
3.200%, 05/01/30	$30,000	$31,960
Kraft Heinz Foods
5.000%, 07/15/35	65,000	69,780
5.000%, 06/04/42	310,000	314,911
4.875%, 10/01/49(A)	400,000	398,518
4.375%, 06/01/46	210,000	200,023
Kroger
5.400%, 01/15/49	120,000	158,336
2.650%, 10/15/26	250,000	261,605
PepsiCo
4.000%, 05/02/47	250,000	312,719
3.875%, 03/19/60	110,000	137,598
Pilgrim’s Pride
5.875%, 09/30/27(A)	10,000	10,120
Post Holdings
5.750%, 03/01/27(A)	90,000	92,138
4.625%, 04/15/30(A)	180,000	176,398
Procter & Gamble
3.500%, 10/25/47	250,000	311,999
Providence St. Joseph Health Obligated Group
3.744%, 10/01/47	175,000	181,746
Rite Aid
6.125%, 04/01/23(A)	38,000	34,390
Shire Acquisitions Investments Ireland
2.875%, 09/23/23	500,000	519,914
Spectrum Brands
5.750%, 07/15/25	40,000	39,900
Stanford Health Care
3.795%, 11/15/48	250,000	286,147
Sysco
6.600%, 04/01/50	65,000	80,345
3.300%, 02/15/50	250,000	207,188
3.250%, 07/15/27	250,000	246,750
Walgreen
4.400%, 09/15/42	220,000	228,054
Walmart
4.750%, 10/02/43	500,000	682,165
2.650%, 12/15/24	400,000	429,657

		9,647,445

ENERGY — 2.2%
Antero Resources
5.625%, 06/01/23	15,000	8,815
5.125%, 12/01/22	41,000	28,597
5.000%, 03/01/25	117,000	64,350
Canadian Natural Resources
3.850%, 06/01/27	50,000	45,982
Cheniere Energy Partners
5.250%, 10/01/25	10,000	9,546
Chevron
2.566%, 05/16/23	450,000	469,734
CNPC General Capital
3.950%, 04/19/22(A)	200,000	208,128
ConocoPhillips
4.150%, 11/15/34	250,000	270,791

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
ENERGY (continued)
Dolphin Energy
5.500%, 12/15/21(A)	$200,000	$206,548
Energy Transfer Operating
6.050%, 06/01/41	315,000	304,655
5.875%, 01/15/24	50,000	52,062
5.500%, 06/01/27	80,000	81,196
5.300%, 04/15/47	20,000	17,431
5.000%, 05/15/50	75,000	65,989
EOG Resources
2.625%, 03/15/23	406,000	415,914
Equinor
3.700%, 04/06/50	160,000	178,108
Equities
3.900%, 10/01/27	25,000	21,000
Exxon Mobil
4.327%, 03/19/50	200,000	244,793
4.227%, 03/19/40	30,000	35,959
3.482%, 03/19/30	85,000	94,750
3.452%, 04/15/51	130,000	142,191
Gulfport Energy
6.375%, 05/15/25	14,000	6,583
Kinder Morgan
5.625%, 11/15/23(A)	320,000	350,611
Kinder Morgan Energy Partners
5.800%, 03/15/35	200,000	227,230
Nevada Power
3.125%, 08/01/50	250,000	267,179
Occidental Petroleum
3.000%, 02/15/27	250,000	173,750
2.600%, 08/13/21	150,000	140,250
Petroleos Mexicanos
7.690%, 01/23/50(A)	270,000	198,450
6.950%, 01/28/60 (A)	35,000	24,500
6.625%, 06/15/35	60,000	42,300
5.950%, 01/28/31(A)	15,000	10,865
Petroleos Mexicanos MTN
6.750%, 09/21/47	230,000	158,125
Phillips 66
4.300%, 04/01/22	500,000	521,233
Plains All American Pipeline
4.650%, 10/15/25	140,000	131,904
Range Resources
5.000%, 03/15/23	105,000	92,400
4.875%, 05/15/25	60,000	46,500
Rockies Express Pipeline
6.875%, 04/15/40(A)	40,000	35,150
Ruby Pipeline
6.500%, 04/01/22(A)	170,455	158,529
Saudi Arabian Oil Company MTN
4.375%, 04/16/49(A)	200,000	203,860
Shell International Finance BV
1.750%, 09/12/21	500,000	503,025
SM Energy
6.125%, 11/15/22	85,000	34,000
5.625%, 06/01/25	40,000	11,200
5.000%, 01/15/24	5,000	1,577

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value
ENERGY (continued)
Sunoco Logistics Partners Operations
5.400%, 10/01/47	$85,000	$76,956
5.350%, 05/15/45	65,000	58,286
3.900%, 07/15/26	200,000	188,523
Targa Resources Partners
6.875%, 01/15/29	20,000	18,342
TC PipeLines
4.650%, 06/15/21	400,000	402,277
Thaioil Treasury Center MTN
4.875%, 01/23/43(A)	200,000	220,441
TransMontaigne Partners
6.125%, 02/15/26	23,000	18,405
Transocean Guardian
5.875%, 01/15/24(A)	87,675	67,071
Transocean Pontus
6.125%, 08/01/25(A)	50,935	41,257
Transocean Poseidon
6.875%, 02/01/27(A)	55,000	43,175
Transocean Proteus
6.250%, 12/01/24(A)	25,900	21,899
Transportadora de Gas Internacional ESP
5.550%, 11/01/28(A)	200,000	209,002
USA Compression Partners
6.875%, 04/01/26	10,000	8,050
6.875%, 09/01/27	27,000	21,600
WPX Energy
4.500%, 01/15/30	135,000	110,025

		7,811,069

FINANCIALS — 6.6%
Aflac
3.600%, 04/01/30	80,000	89,987
American Express
2.500%, 07/30/24	160,000	164,608
American Express Credit MTN
2.700%, 03/03/22	750,000	768,863
Ardonagh Midco 3
8.625%, 07/15/23(A)	200,000	188,500
Banco Santander Chile
3.875%, 09/20/22(A)	180,000	185,490
2.700%, 01/10/25(A)	150,000	149,625
Bangkok Bank MTN
4.050%, 03/19/24(A)	205,000	215,961
Bank of America MTN
4.083%, 03/20/51(C)	170,000	204,137
3.970%, 03/05/29	500,000	556,350
3.559%, 04/23/27	410,000	442,228
3.499%, 05/17/22	400,000	408,128
3.300%, 01/11/23	500,000	524,045
2.884%, 10/22/30	80,000	83,351
Bank of America
3.004%, 12/20/23	70,000	72,342
2.738%, 01/23/22	185,000	186,146
2.592%, 04/29/31	105,000	107,747
Bank of New York Mellon MTN
3.500%, 04/28/23	500,000	534,228
Bayer US Finance II
4.625%, 06/25/38(A)	100,000	115,385

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value
FINANCIALS (continued)
Berkshire Hathaway Finance
4.250%, 10/15/50(A)	$25,000	$31,444
4.200%, 08/15/48	250,000	314,844
BNP Paribas
2.819%, 11/19/25(A)	320,000	322,576
BP Capital Markets America
3.633%, 04/06/30	160,000	172,460
Capital One
2.150%, 09/06/22	250,000	249,140
Capital One Bank USA
3.375%, 02/15/23	500,000	507,833
Citigroup
4.412%, 03/31/31	270,000	310,838
3.980%, 03/20/30	250,000	275,370
3.200%, 10/21/26	110,000	115,873
Crown Castle International
4.150%, 07/01/50	10,000	11,713
Diageo Capital
2.125%, 04/29/32	250,000	250,542
Discover Bank
4.250%, 03/13/26	250,000	259,344
DNB Bank
2.150%, 12/02/22(A)	370,000	377,930
Farmers Insurance Exchange
8.625%, 05/01/24(A)	315,000	388,536
Fifth Third Bancorp
3.950%, 03/14/28	250,000	283,958
Goldman Sachs Group
6.750%, 10/01/37	115,000	157,060
3.750%, 05/22/25	500,000	534,118
3.691%, 06/05/28	55,000	58,700
3.272%, 09/29/25	260,000	271,823
2.600%, 02/07/30	70,000	69,527
HSBC Holdings
4.300%, 03/08/26	250,000	276,374
Huntington Bancshares
2.625%, 08/06/24	205,000	210,355
Intercontinental Exchange
2.750%, 12/01/20	500,000	503,810
JPMorgan Chase
4.493%, 03/24/31	270,000	319,306
4.350%, 08/15/21	400,000	415,834
3.875%, 09/10/24	500,000	539,868
3.509%, 01/23/29	250,000	270,855
3.200%, 06/15/26	110,000	117,247
3.109%, 04/22/51(C)	210,000	217,460
2.739%, 10/15/30	315,000	326,287
2.005%, 03/13/26	300,000	302,912
KeyCorp MTN
2.900%, 09/15/20	500,000	502,869
2.550%, 10/01/29	250,000	240,983
Liberty Mutual Group
3.950%, 05/15/60(A)	65,000	64,729
Lloyds Banking Group
4.344%, 01/09/48	330,000	361,175
2.907%, 11/07/23	315,000	320,249
2.858%, 03/17/23	200,000	201,994
Massachusetts Mutual Life Insurance
3.375%, 04/15/50(A)	110,000	113,102

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
FINANCIALS (continued)
Metropolitan Life Global Funding I
2.950%, 04/09/30(A)	$150,000	$161,664
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	30,000	30,456
Morgan Stanley MTN
3.700%, 10/23/24	180,000	194,208
3.125%, 07/27/26	250,000	265,236
0.711%, 01/20/23	220,000	212,127
National Rural Utilities Cooperative Finance
4.750%, 04/30/43	175,000	174,758
3.400%, 02/07/28	250,000	274,356
Nationwide Building Society MTN
3.622%, 04/26/23(A)	200,000	205,092
Nationwide Mutual Insurance
3.031%, 12/15/24(A)	400,000	397,064
Navient
6.750%, 06/15/26	10,000	9,025
5.875%, 10/25/24	10,000	9,100
5.000%, 03/15/27	100,000	84,200
Navient MTN
6.125%, 03/25/24	85,000	78,200
PNC Bank
3.100%, 10/25/27	250,000	267,554
Raymond James Financial
4.950%, 07/15/46	120,000	141,893
4.650%, 04/01/30	50,000	56,287
Santander UK
5.000%, 11/07/23(A)	55,000	57,655
Santander UK Group Holdings
5.625%, 09/15/45(A)	200,000	235,288
4.796%, 11/15/24	75,000	80,583
2.875%, 08/05/21	200,000	202,382
Societe Generale MTN
2.625%, 01/22/25(A)	310,000	309,565
Standard Chartered
2.819%, 01/30/26(A)	260,000	258,736
Sumitomo Mitsui Financial Group
3.040%, 07/16/29	200,000	209,668
Teachers Insurance & Annuity Association of America
4.375%, 09/15/54(A)	350,000	384,942
Toronto-Dominion Bank MTN
2.650%, 06/12/24	200,000	208,564
Trivium Packaging Finance BV
5.500%, 08/15/26(A)	100,000	102,500
Truist Financial MTN
3.750%, 12/06/23	500,000	535,582
Truist Financial
4.000%, 05/01/25	250,000	275,379
U.S. Bancorp MTN
3.150%, 04/27/27	250,000	271,776
University of Pennsylvania
3.610%, 02/15/19	60,000	71,088
Wells Fargo
3.069%, 01/24/23	500,000	512,316
3.068%, 04/30/41	160,000	158,710

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value
FINANCIALS (continued)
Wells Fargo MTN
5.013%, 04/04/51(C)	$295,000	$387,287
2.879%, 10/30/30	635,000	649,790

		22,739,190

HEALTH CARE — 3.0%
Abbott Laboratories
3.750%, 11/30/26	282,000	325,531
AbbVie
4.400%, 11/06/42	200,000	233,259
4.250%, 11/21/49(A)	245,000	282,474
4.050%, 11/21/39(A)	50,000	55,457
3.600%, 05/14/25	250,000	271,779
Aetna
2.800%, 06/15/23	225,000	233,614
Allergan Funding SCS
4.850%, 06/15/44	125,000	146,022
Allergan Sales
5.000%, 12/15/21(A)	100,000	104,754
Amgen
4.663%, 06/15/51	45,000	58,879
4.400%, 05/01/45	190,000	232,852
3.625%, 05/15/22	500,000	520,116
Anthem
3.650%, 12/01/27	190,000	207,484
Bayer US Finance II
4.875%, 06/25/48(A)	240,000	297,023
Becton Dickinson
2.894%, 06/06/22	125,000	128,170
2.404%, 06/05/20	125,000	124,979
Biogen
3.150%, 05/01/50	60,000	58,832
2.250%, 05/01/30	120,000	119,837
Bristol-Myers Squibb
3.875%, 08/15/25(A)	250,000	284,820
Centene
4.250%, 12/15/27(A)	120,000	125,550
3.375%, 02/15/30(A)	95,000	95,713
Cigna
4.125%, 11/15/25	350,000	392,412
3.400%, 03/15/50	145,000	152,143
3.050%, 10/15/27(A)	175,000	182,962
3.000%, 07/15/23(A)	500,000	520,723
2.400%, 03/15/30	60,000	60,645
Corning
5.450%, 11/15/79	165,000	183,725
CVS Health
5.125%, 07/20/45	195,000	243,739
5.050%, 03/25/48	435,000	551,241
4.300%, 03/25/28	70,000	79,378
Eli Lilly
3.375%, 03/15/29	250,000	285,082
Encompass Health
4.750%, 02/01/30	57,000	57,007
Gilead Sciences
4.000%, 09/01/36	250,000	299,203
3.500%, 02/01/25	250,000	274,984
HCA
5.875%, 02/01/29	31,000	35,520
5.250%, 04/15/25	120,000	133,941
5.125%, 06/15/39	110,000	128,292

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value
HEALTH CARE (continued)
5.000%, 03/15/24	$145,000	$157,292
4.750%, 05/01/23	36,000	38,370
Johnson & Johnson
3.500%, 01/15/48	250,000	314,042
Medtronic
3.500%, 03/15/25	500,000	557,984
Molina Healthcare
5.375%, 11/15/22	35,000	36,181
4.875%, 06/15/25(A)	8,000	8,040
Partners Healthcare
3.342%, 07/01/60	235,000	244,291
Stryker
3.650%, 03/07/28	100,000	111,536
Teleflex
4.625%, 11/15/27	32,000	32,800
Tenet Healthcare
5.125%, 11/01/27(A)	80,000	79,000
4.875%, 01/01/26(A)	96,000	94,435
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/25(A)	200,000	207,160
UnitedHealth Group
4.750%, 07/15/45	170,000	225,446
Universal Health Services
4.750%, 08/01/22(A)	110,000	110,000
WellCare Health Plans
5.375%, 08/15/26(A)	47,000	50,114
Zimmer Biomet Holdings
1.802%, 03/19/21	190,000	187,948
Zoetis
3.250%, 02/01/23	385,000	401,626

		10,344,407

INDUSTRIALS — 3.9%
3M MTN
3.125%, 09/19/46	250,000	265,912
AerCap Ireland Capital DAC
4.500%, 05/15/21	190,000	184,407
3.950%, 02/01/22	200,000	187,235
Air Lease
3.500%, 01/15/22	180,000	169,801
Air Lease MTN
3.750%, 06/01/26	185,000	163,643
American Airlines Pass-Through Trust , Ser 2015-2, Cl AA
3.600%, 09/22/27	283,691	272,305
Avolon Holdings Funding
5.250%, 05/15/24(A)	10,000	8,674
5.125%, 10/01/23(A)	10,000	8,947
3.950%, 07/01/24(A)	65,000	55,927
2.875%, 02/15/25(A)	150,000	120,657
BAT Capital
4.540%, 08/15/47	165,000	172,773
2.789%, 09/06/24	355,000	361,198
Boeing
5.930%, 05/01/60	175,000	175,000
5.805%, 05/01/50	175,000	175,000
5.705%, 05/01/40	175,000	175,000
3.650%, 03/01/47	250,000	192,930

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

INDUSTRIALS (continued)
Burlington Northern Santa Fe
3.900%, 08/01/46	$250,000	$290,388
3.550%, 02/15/50	65,000	73,458
Canadian Pacific Railway
2.050%, 03/05/30	500,000	497,245
Caterpillar Financial Services MTN
2.150%, 11/08/24	70,000	72,594
Clean Harbors
5.125%, 07/15/29(A)	92,000	93,610
CNH Industrial Capital
4.375%, 04/05/22	120,000	122,906
Continental Airlines Pass-Through Trust , Ser 2012-2, Cl A
4.000%, 10/29/24	199,332	175,711
Continental Airlines Pass-Through Trust , Ser 2000-1, Cl A
8.048%, 11/01/20	65,523	58,973
CSX
4.750%, 05/30/42	250,000	312,561
3.800%, 04/15/50	10,000	11,492
Deere
3.750%, 04/15/50	55,000	65,817
Eaton
3.103%, 09/15/27	300,000	318,474
2.750%, 11/02/22	500,000	517,266
Embraer Netherlands Finance BV
5.050%, 06/15/25	190,000	159,600
Equifax
7.000%, 07/01/37	20,000	24,040
3.300%, 12/15/22	55,000	56,443
3.100%, 05/15/30	20,000	20,179
2.600%, 12/15/25	35,000	35,448
FedEx
4.050%, 02/15/48	250,000	246,430
3.875%, 08/01/42	250,000	237,537
GATX
3.250%, 09/15/26	250,000	261,000
GE Capital International Funding Unlimited
4.418%, 11/15/35	690,000	719,095
General Dynamics
4.250%, 04/01/50	20,000	25,841
1.875%, 08/15/23	500,000	513,333
General Electric
4.350%, 05/01/50	30,000	30,228
4.250%, 05/01/40	245,000	245,834
4.125%, 10/09/42	20,000	19,370
General Electric MTN
5.300%, 02/11/21	35,000	35,838
4.625%, 01/07/21	240,000	244,027
GFL Environmental
5.125%, 12/15/26(A)	66,000	68,640
Huntington Ingalls Industries
4.200%, 05/01/30(A)	45,000	47,584
Icahn Enterprises
5.250%, 05/15/27(A)	65,000	61,751
IHS Markit
5.000%, 11/01/22(A)	37,000	39,640
4.750%, 08/01/28	125,000	143,598
4.000%, 03/01/26(A)	24,000	25,440

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

INDUSTRIALS (continued)
John Deere Capital MTN
2.600%, 03/07/24	$50,000	$52,364
Kansas City Southern
3.500%, 05/01/50	50,000	49,974
Lockheed Martin
4.500%, 05/15/36	250,000	312,185
Matthews International
5.250%, 12/01/25(A)	37,000	33,485
Mauser Packaging Solutions Holding
5.500%, 04/15/24(A)	10,000	9,222
Mexico City Airport Trust
5.500%, 07/31/47(A)	200,000	166,000
Molex Electronic Technologies
3.900%, 04/15/25(A)	87,000	89,307
Norfolk Southern
4.450%, 06/15/45	250,000	307,238
Northrop Grumman
5.250%, 05/01/50	115,000	163,216
3.250%, 01/15/28	250,000	271,445
Owens Corning
4.200%, 12/01/24	95,000	99,018
Park Aerospace Holdings
5.500%, 02/15/24(A)	40,000	35,218
5.250%, 08/15/22(A)	210,000	193,620
4.500%, 03/15/23(A)	95,000	84,028
Raytheon Technologies
4.500%, 06/01/42	250,000	317,899
3.750%, 11/01/46	425,000	501,040
Republic Services
3.550%, 06/01/22	250,000	260,908
Ryder System MTN
2.500%, 09/01/24	115,000	112,714
Southwest Airlines
3.450%, 11/16/27	375,000	348,054
Textron
3.000%, 06/01/30	270,000	253,919
TTX MTN
3.900%, 02/01/45(A)	400,000	458,887
Union Pacific
4.150%, 01/15/45	250,000	287,892
Univar Solutions USA
5.125%, 12/01/27(A)	65,000	64,512
Waste Management
3.500%, 05/15/24	250,000	270,728
Waste Pro USA
5.500%, 02/15/26(A)	42,000	41,580

		13,345,253

INFORMATION TECHNOLOGY — 1.0%
Apple
3.850%, 05/04/43	45,000	54,271
2.200%, 09/11/29	170,000	180,764
2.050%, 09/11/26	165,000	173,971
Broadcom
4.700%, 04/15/25(A)	145,000	159,884
3.625%, 01/15/24	175,000	182,712
Change Healthcare Holdings
5.750%, 03/01/25(A)	10,000	9,777

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

INFORMATION TECHNOLOGY (continued)
Dell International
4.420%, 06/15/21(A)	$80,000	$81,299
DXC Technology
4.125%, 04/15/25	35,000	35,273
4.000%, 04/15/23	135,000	135,305
Hewlett Packard Enterprise
6.200%, 10/15/35	160,000	189,164
4.450%, 10/02/23	140,000	147,412
Intel
4.750%, 03/25/50	370,000	521,233
2.875%, 05/11/24	500,000	535,214
Mastercard
3.850%, 03/26/50	115,000	143,420
Microchip Technology
4.333%, 06/01/23	95,000	98,504
Micron Technology
2.497%, 04/24/23	120,000	122,155
Oracle
3.600%, 04/01/40	130,000	146,657
3.600%, 04/01/50	135,000	153,350
2.950%, 11/15/24	250,000	268,020
Sabre GLBL
9.250%, 04/15/25(A)	15,000	15,819
Science Applications International
4.875%, 04/01/28(A)	15,000	14,690
SS&C Technologies
5.500%, 09/30/27(A)	43,000	44,075
Texas Instruments
2.250%, 09/04/29	60,000	62,422

		3,475,391

MATERIALS — 1.0%
Air Liquide Finance
2.500%, 09/27/26(A)	250,000	257,128
Air Products and Chemicals
1.500%, 10/15/25	35,000	35,311
Albemarle
4.150%, 12/01/24	250,000	260,370
Amcor Finance USA
3.625%, 04/28/26	200,000	209,246
Berry Global
4.875%, 07/15/26(A)	36,000	36,772
Braskem America Finance
7.125%, 07/22/41(A)	280,000	253,400
Ecolab
4.800%, 03/24/30	15,000	18,450
Freeport-McMoRan
3.550%, 03/01/22	45,000	45,346
Graphic Packaging International
4.750%, 07/15/27(A)	35,000	36,225
International Flavors & Fragrances
5.000%, 09/26/48	160,000	177,572
International Paper
3.800%, 01/15/26	250,000	275,173
Koppers
6.000%, 02/15/25(A)	50,000	40,625
LYB International Finance II BV
3.500%, 03/02/27	250,000	256,895

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

MATERIALS (continued)
Methanex
5.250%, 03/01/22	$180,000	$175,239
5.250%, 12/15/29	180,000	151,525
Nutrien
3.375%, 03/15/25	250,000	261,875
OCP
5.625%, 04/25/24(A)	200,000	213,923
Orbia Advance
6.750%, 09/19/42(A)	205,000	216,275
Sealed Air
4.875%, 12/01/22(A)	55,000	56,375
4.000%, 12/01/27(A)	10,000	9,800
Sherwin-Williams
3.125%, 06/01/24	250,000	262,248
Sociedad Quimica y Minera de Chile
4.250%, 01/22/50(A)	200,000	179,000
Steel Dynamics
3.450%, 04/15/30	20,000	19,035

		3,447,808

REAL ESTATE — 0.8%
Alexandria Real Estate Equities
4.900%, 12/15/30	105,000	125,676
American Campus Communities Operating Partnership
3.625%, 11/15/27	200,000	197,437
American Tower
3.550%, 07/15/27	250,000	273,121
AvalonBay Communities MTN
2.300%, 03/01/30	250,000	246,378
Boston Properties
3.200%, 01/15/25	250,000	258,941
ERP Operating
3.250%, 08/01/27	250,000	266,018
GLP Capital
5.375%, 04/15/26	150,000	149,437
5.300%, 01/15/29	215,000	206,271
4.000%, 01/15/30	5,000	4,412
3.350%, 09/01/24	15,000	13,852
iStar
4.750%, 10/01/24	15,000	12,525
4.250%, 08/01/25	195,000	154,050
Lamar Media
4.000%, 02/15/30(A)	25,000	22,875
3.750%, 02/15/28(A)	100,000	92,062
Prologis
2.250%, 04/15/30	200,000	200,506
SBA Communications
4.875%, 09/01/24	38,000	39,121
SL Green Operating Partnership
3.250%, 10/15/22	125,000	126,857
Ventas Realty
3.250%, 10/15/26	450,000	435,216

		2,824,755

UTILITIES — 2.0%
Acwa Power Management And Investments One
5.950%, 12/15/39(A)	330,000	318,516

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

UTILITIES (continued)
AES
5.125%, 09/01/27	$30,000	$31,275
4.875%, 05/15/23	10,000	10,073
4.500%, 03/15/23	20,000	19,954
Baltimore Gas & Electric
3.500%, 08/15/46	250,000	282,579
Boston Gas
3.001%, 08/01/29(A)	35,000	36,766
Connecticut Light & Power
4.000%, 04/01/48	250,000	313,275
Dominion Energy
3.375%, 04/01/30	85,000	92,419
3.300%, 03/15/25	140,000	148,804
Duke Energy Carolinas
4.250%, 12/15/41	500,000	619,957
Edison International
4.950%, 04/15/25	10,000	10,916
Enel Americas
4.000%, 10/25/26	40,000	40,900
Enel Generacion Chile
4.250%, 04/15/24	45,000	46,409
Essential Utilities
2.704%, 04/15/30	75,000	76,971
Exelon
4.700%, 04/15/50	15,000	19,297
4.050%, 04/15/30	45,000	51,378
Florida Power & Light
3.950%, 03/01/48	190,000	243,016
3.150%, 10/01/49	85,000	97,628
Georgia Power
4.300%, 03/15/43	250,000	294,177
ITC Holdings
3.650%, 06/15/24	204,000	216,618
Metropolitan Edison
4.000%, 04/15/25(A)	400,000	445,472
NextEra Energy Capital Holdings
2.750%, 11/01/29	250,000	268,324
NiSource
2.650%, 11/17/22	150,000	154,296
Ohio Power
2.600%, 04/01/30	30,000	32,059
PacifiCorp
5.750%, 04/01/37	250,000	344,034
4.150%, 02/15/50	250,000	317,869
PNM Resources
3.250%, 03/09/21	190,000	191,360
PPL Electric Utilities
3.000%, 10/01/49	60,000	64,118
Public Service Electric & Gas MTN
4.000%, 06/01/44	500,000	603,711
Public Service of Colorado
4.100%, 06/15/48	250,000	319,304
Public Service of Oklahoma
4.400%, 02/01/21	300,000	304,319
Southern Gas Capital
2.450%, 10/01/23	400,000	405,236

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS (continued)
	Face Amount	Value

UTILITIES (continued)
Transelec
4.250%, 01/14/25(A)	$200,000	$204,500
Virginia Electric & Power
4.450%, 02/15/44	250,000	316,224
2.875%, 07/15/29	30,000	32,295
Xcel Energy
3.400%, 06/01/30	40,000	44,188

		7,018,237

Total Corporate Obligations
(Cost $94,329,026)		98,099,126

MORTGAGE-BACKED SECURITIES — 26.6%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 24.1%
FHLMC
5.000%, 02/01/49	1,866,048	2,027,294
4.500%, 06/01/47	3,252,170	3,512,878
4.000%, 03/01/48	3,086,582	3,364,834
3.500%, 04/01/47	13,363,359	14,449,769
3.000%, 08/01/49	5,392,151	5,711,991
2.500%, 05/01/40	1,684,334	1,760,861
FHLMC Multiclass Certificates Series, Ser RR06, Cl AX, IO
1.878%, 10/27/28(C)	200,000	26,309
FHLMC Multiclass Certificates Series, Ser RR06, Cl BX, IO
1.836%, 05/27/33(C)	190,000	32,643
FHLMC Multifamily Structured Pass-Through Certificates, Ser K058, Cl A2
2.653%, 08/25/26	30,000	32,700
FHLMC Multifamily Structured Pass-Through Certificates, Ser K062, Cl A2
3.413%, 12/25/26	65,000	73,525
FHLMC Multifamily Structured Pass-Through Certificates, Ser K063, Cl A2
3.430%, 01/25/27(C)	70,000	79,236
FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2
3.187%, 09/25/27(C)	15,000	16,819
FHLMC Multifamily Structured Pass-Through Certificates, Ser K071, Cl A2
3.286%, 11/25/27	15,000	16,941
FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2
3.444%, 12/25/27	100,000	114,129
FHLMC Multifamily Structured Pass-Through Certificates, Ser K073, Cl A2
3.350%, 01/25/28	80,000	90,837
FHLMC Multifamily Structured Pass-Through Certificates, Ser K074, Cl A2
3.600%, 01/25/28	155,000	178,819

MORTGAGE-BACKED SECURITIES (continued)
	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K084, Cl A2
3.780%, 10/25/28(C)	$130,000	$152,449
FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A3
3.900%, 10/25/33(C)	240,000	296,593
FHLMC Multifamily Structured Pass-Through Certificates, Ser K727, Cl A2
2.946%, 07/25/24	155,000	165,454
FHLMC, Ser 2016-4639, Cl HZ
3.250%, 04/15/53	428,218	489,264
FHLMC, Ser 2018-4818, Cl CA
3.000%, 04/15/48	216,264	223,667
FNMA
5.000%, 06/01/48	708,428	769,830
4.500%, 10/01/49	4,409,968	4,779,845
4.000%, 02/01/48	3,918,876	4,222,690
3.500%, 06/01/29	6,796,193	7,237,232
3.450%, 05/01/34	220,000	253,638
3.210%, 11/01/37	306,348	352,403
3.193%, 09/01/27(C)	214,425	239,386
3.000%, 04/01/43	5,921,606	6,272,424
2.960%, 04/01/27	195,080	214,654
2.950%, 11/01/27	270,000	298,550
2.900%, 12/01/27	75,000	83,169
2.880%, 12/01/27	50,000	55,373
2.710%, 12/01/27	179,658	192,026
2.500%, 04/01/45	2,251,713	2,356,592
2.455%, 04/01/40	175,000	180,669
1.923%, 12/25/30	304,973	45,617
1.554%, 11/25/28	255,000	27,059
1.497%, 11/25/28	265,000	26,596
1.438%, 11/25/28	254,921	23,872
0.999%, 11/25/28	219,933	18,654
0.988%, 12/25/27	214,891	10,630
0.776%, 11/25/28	245,000	10,657
FNMA TBA
5.000%, 05/01/38	25,000	27,172
3.000%, 05/15/45	4,411,000	4,653,240
2.500%, 05/01/43	1,525,000	1,588,442
2.500%, 06/25/27	5,311,000	5,525,941
FNMA, Ser 2015-M17, Cl A2
3.028%, 11/25/25(C)	90,000	96,374
FNMA, Ser 2016-M4, Cl A2
2.576%, 03/25/26	145,000	155,002
FNMA, Ser 2017-M14, Cl A2
2.972%, 11/25/27(C)	240,000	264,665
FNMA, Ser 2017-M15, Cl A2
3.058%, 09/25/27(C)	40,000	44,260
FNMA, Ser 2017-M3, Cl A2
2.565%, 12/25/26(C)	110,000	118,566
FNMA, Ser 2017-M7, Cl A2
2.961%, 02/25/27(C)	85,000	93,523
FNMA, Ser 2018-38, Cl PA
3.500%, 06/25/47	178,232	187,245
FNMA, Ser 2018-57, Cl QA
3.500%, 05/25/46	250,315	263,830

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)
	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FNMA, Ser 2018-86, Cl JA
4.000%, 05/25/47	$185,086	$197,051
FNMA, Ser 2018-94, Cl KD
3.500%, 12/25/48	100,078	105,563
FNMA, Ser 2018-M1, Cl A2
3.084%, 12/25/27(C)	65,000	71,801
FNMA, Ser 2018-M10, Cl A2
3.497%, 07/25/28(C)	25,000	28,693
FNMA, Ser 2018-M2, Cl A2
2.999%, 01/25/28(C)	160,000	176,207
FNMA, Ser 2018-M7, Cl A2
3.150%, 03/25/28(C)	100,000	110,468
FNMA, Ser 2018-M8, Cl A2
3.436%, 06/25/28(C)	55,000	62,329
FNMA, Ser M10, Cl X2, IO
1.826%, 12/25/30(C)	634,869	90,754
FNMA, Ser M12, Cl A2
2.885%, 05/25/29(C)	500,000	552,229
GNMA
5.000%, 04/20/47	398,980	434,938
4.500%, 06/20/47	885,491	965,954
4.301%, 10/20/65(C)	153,264	156,817
4.242%, 04/20/63(C)	281,984	285,745
4.000%, 09/20/48	985,185	1,055,280
3.500%, 02/20/48	2,544,491	2,710,445
3.000%, 10/20/49	1,650,048	1,746,447
GNMA TBA
3.000%, 05/01/43	750,000	798,387
GNMA, Ser 2015-H13, Cl FG
1.756%, VAR ICE LIBOR USD 1 Month+0.400%, 04/20/65	51,809	51,538
GNMA, Ser 2018-124, Cl NW
3.500%, 09/20/48	205,229	221,703

		83,329,187

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.5%
Alternative Loan Trust, Ser 2005-56, Cl 1A1
1.217%, VAR ICE LIBOR USD 1 Month+0.730%, 11/25/35	479,490	437,174
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.973%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/45	281,381	273,097
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/38(A)(C)	185,000	195,589
BANK, Ser 2019-BN22, Cl A4
2.978%, 11/15/62	150,000	159,339
BANK, Ser 2019-BN24, Cl A3
2.960%, 11/15/62	70,000	74,277
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/30(A)	360,000	359,894
BCAP Trust, Ser 2015-RR5, Cl 1A3
1.385%, 08/26/36(A)(C)	185,875	183,898

MORTGAGE-BACKED SECURITIES (continued)
	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
Bear Stearns Mortgage Funding Trust, Ser 2006-AR4, Cl A1
0.697%, VAR ICE LIBOR USD 1 Month+0.210%, 12/25/36	$510,341	$410,646
Bear Stearns Mortgage Funding Trust, Ser 2007-AR5, Cl 1A1A
0.657%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/47	420,914	344,176
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/41(A)	55,000	54,756
CALI Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/29	120,000	130,518
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39(A)	105,000	111,768
CIM Trust, Ser 2017-2, Cl A1
4.485%, VAR ICE LIBOR USD 1 Month+3.500%, 12/25/57(A)	413,001	412,778
CIM Trust, Ser 2019-R4, Cl A1
3.000%, 10/25/59(A)(C)	517,592	477,491
Citigroup Commercial Mortgage Trust, Ser 2019-C7, Cl A4
3.102%, 12/15/72	165,000	176,799
Citigroup Commercial Mortgage Trust, Ser 2019-GC43, Cl A4
3.038%, 11/10/52	185,000	193,981
Citigroup Mortgage Loan Trust, Ser 2005-3, Cl 2A4
4.109%, 08/25/35(C)	301,232	236,123
COMM Mortgage Trust, Ser UBS5, Cl A4
3.838%, 09/10/47	310,000	327,916
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/45(A)	115,000	119,361
GS Mortgage Securities Trust, Ser 2020-GC45, Cl A5
2.911%, 02/13/53	75,000	79,479
HarborView Mortgage Loan Trust, Ser 2006-10, Cl 1A1A
0.918%, VAR ICE LIBOR USD 1 Month+0.200%, 11/19/36	511,986	404,057
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/39(A)	115,000	120,901
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/41(A)(C)	115,000	118,638
JPMBB Commercial Mortgage Securities Trust, Ser C22, Cl A4
3.801%, 09/15/47	180,000	190,569
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/39(A)	110,000	106,550

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2020 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)
	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
MKT Mortgage Trust, Ser 525M, Cl A
2.694%, 02/12/40(A)	$140,000	$132,212
Natixis Commercial Mortgage Securities Trust, Ser 2020-2PAC, Cl A
2.966%, 12/15/38(A)	115,000	114,169
OBX Trust, Ser 2018-EXP1, Cl 1A3
4.000%, 04/25/48(A)(C)	87,373	89,625
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54(A)	145,000	143,890
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/47(A)(C)	33,938	34,277
Sequoia Mortgage Trust, Ser 2018-CH1, Cl A1
4.000%, 02/25/48(A)(C)	59,657	60,735
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A2
4.000%, 08/25/48(A)(C)	126,781	129,912
SFAVE Commercial Mortgage Securities Trust, Ser 5AVE, Cl A1
3.872%, 01/05/43(A)(C)	105,000	110,538
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Cl 2A
3.787%, 09/25/34(C)	213,598	197,634
Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1
0.677%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/47	493,348	426,611
UBS-Citigroup Commercial Mortgage Trust, Ser C1, Cl AS
5.154%, 01/10/45(A)	265,000	273,117
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR15, Cl A1A1
0.747%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/45	416,204	385,647
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR17, Cl A1A1
0.757%, VAR ICE LIBOR USD 1 Month+0.270%, 12/25/45	368,678	345,680
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR2, Cl 1A1A
0.817%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/45	363,277	318,921

		8,462,743

Total Mortgage-Backed Securities
(Cost $89,208,721)		91,791,930

SOVEREIGN DEBT — 18.4%
	Face Amount(1)		Value
Argentina Bonar Bond
22.755%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22	ARS	2,982,000	$18,954
Argentina Treasury Bond BONCER
1.500%, 03/25/24	ARS	33,756,436	189,255
1.400%, 03/25/23	ARS	33,756,432	188,569
1.200%, 03/18/22	ARS	56,168,317	423,219
1.100%, 04/17/21	ARS	10,133,000	82,297
Argentine Bonos del Tesoro
18.200%, 10/03/21 (D)	ARS	28,522,000	170,015
16.000%, 10/17/23	ARS	32,584,000	168,329
15.500%, 10/17/26	ARS	57,109,000	253,559
Argentine Republic Government International Bond
7.625%, 04/22/46 (D)		150,000	36,752
7.500%, 04/22/26 (D)		225,000	59,737
Brazil Letras do Tesouro Nacional
13.586%, 07/01/20 (E)	BRL	13,530,000	2,475,648
12.014%, 04/01/21 (E)	BRL	420,000	75,173
7.179%, 10/01/20 (E)	BRL	12,610,000	2,290,724
5.772%, 07/01/21 (E)	BRL	160,000	28,354
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21	BRL	9,652,000	1,855,308
Colombian TES
10.000%, 07/24/24	COP	971,000,000	288,269
7.750%, 09/18/30	COP	3,223,600,000	857,748
7.000%, 05/04/22	COP	75,000,000	19,923
Ghana Government International Bond
24.750%, 03/01/21	GHS	100,000	18,285
24.750%, 07/19/21	GHS	100,000	18,545
19.750%, 03/25/24	GHS	960,000	162,652
19.750%, 03/15/32	GHS	2,890,000	460,867
19.000%, 11/02/26	GHS	2,890,000	461,747
18.750%, 01/24/22	GHS	960,000	164,920
18.500%, 06/01/20	GHS	50,000	8,639
18.250%, 09/21/20	GHS	100,000	17,411
17.600%, 11/28/22	GHS	50,000	8,210
16.500%, 03/22/21	GHS	150,000	25,858
16.250%, 05/17/21	GHS	340,000	58,272
Indonesia Government International Bond
8.375%, 03/15/24	IDR	976,000,000	1,458,801
3.700%, 01/08/22(A)		200,000	202,870
Japan Treasury Discount Bill
-0.158%, 07/10/20 (E)	JPY	66,900,000	623,586
-0.159%, 05/07/20 (E)	JPY	135,800,000	1,265,458
-0.162%, 05/25/20 (E)	JPY	231,700,000	2,159,275
-0.173%, 07/06/20 (E)	JPY	222,000,000	2,069,265
-0.175%, 08/11/20 (E)	JPY	333,000,000	3,104,399
-0.217%, 10/12/20 (E)	JPY	56,000,000	522,227
-0.232%, 09/23/20 (E)	JPY	51,000,000	475,550
-0.250%, 05/11/20 (E)	JPY	48,000,000	447,296
-0.255%, 05/20/20 (E)	JPY	4,500,000	41,936
-0.271%, 09/10/20 (E)	JPY	54,700,000	510,017

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2020 (Unaudited)

SOVEREIGN DEBT (continued)
	Face Amount(1)		Value
-0.335%, 06/08/20 (E)	JPY	320,000,000	$2,982,367
-0.493%, 06/15/20 (E)	JPY	401,500,000	3,742,053
Korea Treasury Bond
1.875%, 03/10/22	KRW	2,848,000,000	2,375,767
1.875%, 03/10/24	KRW	2,650,000,000	2,230,272
1.375%, 09/10/21	KRW	4,200,000,000	3,467,972
1.375%, 09/10/24	KRW	4,000,000,000	3,300,671
1.375%, 12/10/29	KRW	5,455,000,000	4,412,814
Letras de la Nacion Argentina con Ajuste por CER
1.734%, 12/04/20 (E)	ARS	12,676,200	98,998
Mexican Bonos
10.000%, 12/05/24	MXN	1,420,000	69,445
8.500%, 05/31/29	MXN	3,750,800	175,689
8.000%, 06/11/20	MXN	5,510,000	228,948
8.000%, 12/07/23	MXN	6,700,000	301,535
7.250%, 12/09/21	MXN	84,680,000	3,617,899
6.500%, 06/10/21	MXN	15,720,000	659,919
6.500%, 06/09/22	MXN	63,750,000	2,709,712
5.750%, 03/05/26	MXN	9,600,000	394,950
Mexico Cetes
20.806%, 07/16/20 (E)	MXN	122,608,000	502,428
12.173%, 08/13/20 (E)	MXN	33,304,000	135,897
6.082%, 06/04/20 (E)	MXN	8,224,000	33,928
6.051%, 06/18/20 (E)	MXN	65,350,000	268,990
5.790%, 09/10/20 (E)	MXN	18,153,000	73,775
5.469%, 09/24/20 (E)	MXN	52,371,000	212,423
5.369%, 10/22/20 (E)	MXN	29,328,000	118,637
0.000%, 07/23/20 (E)	MXN	12,569,000	51,552
Norway Government Bond
3.750%, 05/25/21 (A)	NOK	27,537,000	2,784,247
3.000%, 03/14/24 (A)	NOK	8,854,000	951,353
2.000%, 05/24/23 (A)	NOK	15,566,000	1,595,428
1.750%, 03/13/25 (A)	NOK	3,113,000	323,331
1.500%, 02/19/26 (A)	NOK	1,971,000	204,121
Norway Treasury Bill
7.204%, 06/17/20 (A) (E)	NOK	2,672,000	260,642
3.954%, 09/16/20 (A) (E)	NOK	1,146,000	111,568
Oman Government International Bond
3.875%, 03/08/22(A)		200,000	183,000
Panama Government International Bond
4.500%, 04/01/56		200,000	224,500
Peruvian Government International Bond
2.392%, 01/23/26		30,000	30,600
Qatar Government International Bond
3.875%, 04/23/23(A)		200,000	211,854
Saudi Government International Bond
3.250%, 10/26/26(A)		385,000	397,031
Uruguay Government International Bond
9.875%, 06/20/22 (A)	UYU	2,745,000	61,022
8.500%, 03/15/28 (A)	UYU	6,440,000	126,920

Total Sovereign Debt
(Cost $75,802,979)			63,400,177

U.S. TREASURY OBLIGATIONS — 17.1%
	Face Amount	Value
U.S. Treasury Bonds
3.875%, 08/15/40	$250,000	$377,119
3.750%, 08/15/41	250,000	373,818
3.625%, 08/15/43	250,000	371,416
3.125%, 08/15/44	250,000	347,949
3.000%, 05/15/45	55,000	75,578
3.000%, 02/15/49	250,000	354,229
2.875%, 08/15/45	250,000	336,904
2.750%, 08/15/42	250,000	325,420
2.500%, 02/15/45	250,000	315,547
2.500%, 02/15/46	250,000	317,266
2.375%, 11/15/49	454,000	576,775
2.000%, 02/15/50	360,000	424,645
U.S. Treasury Inflation Protected Securities
1.000%, 02/15/49	1,317,675	1,709,917
0.250%, 01/15/25	1,709,199	1,753,335
0.250%, 07/15/29	1,352,081	1,443,048
0.250%, 02/15/50	1,551,826	1,749,442
0.125%, 07/15/24	179,754	182,713
0.125%, 10/15/24	977,933	1,000,498
U.S. Treasury Notes
3.125%, 11/15/28	5,310,000	6,435,886
2.875%, 05/31/25	400,000	450,328
2.875%, 08/15/28	545,000	646,677
2.750%, 02/15/24	500,000	546,074
2.625%, 12/31/25	1,561,000	1,752,771
2.250%, 11/15/24	250,000	271,445
2.125%, 05/31/26	385,000	423,335
2.000%, 02/15/25	250,000	269,521
2.000%, 08/15/25	250,000	270,947
1.875%, 08/31/22	500,000	519,277
1.875%, 09/30/22	500,000	519,883
1.750%, 02/28/22	500,000	514,141
1.625%, 02/15/26	1,090,000	1,163,447
1.625%, 10/31/26	840,000	900,998
1.500%, 02/28/23	500,000	517,832
1.500%, 08/15/26	250,000	265,801
1.500%, 02/15/30	835,000	904,344
1.375%, 08/31/23	500,000	518,379
0.625%, 03/31/27	425,000	428,354
0.500%, 03/31/25	5,465,000	5,505,347
0.500%, 04/30/27	465,000	464,528
0.375%, 04/30/25	2,645,000	2,648,823
United States Treasury Bills
1.532%, 07/16/20 (E)	600,000	599,878
1.065%, 09/10/20 (E)	219,000	218,914
0.876%, 10/15/20 (E)	9,275,000	9,270,159
0.749%, 07/28/20 (E)	5,625,000	5,623,831
0.627%, 10/22/20 (E)	2,885,000	2,883,414
0.123%, 07/30/20 (E)	725,000	724,828
0.025%, 05/07/20 (E)	1,660,000	1,659,985
Total U.S. Treasury Obligations

(Cost $56,355,143)		58,954,766

ASSET-BACKED SECURITIES — 3.6%

AUTOMOTIVE — 0.4%
Americredit Automobile Receivables Trust, Ser 2016-4, Cl B
1.830%, 12/08/21	37,210	37,217
Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A
3.070%, 09/20/23(A)	215,000	201,174

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2020 (Unaudited)

ASSET-BACKED SECURITIES (continued)
	Face Amount	Value

AUTOMOTIVE (continued)
Avis Budget Rental Car Funding AESOP, Ser 2019-1A, Cl A
3.450%, 03/20/23(A)	$100,000	$97,096
Ford Credit Floorplan Master Owner Trust A, Ser 2019-3, Cl A1
2.230%, 09/15/24	1,000,000	971,777
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl B
3.030%, 09/15/22	2,510	2,514
Santander Drive Auto Receivables Trust, Ser 2018-2, Cl C
3.350%, 07/17/23	10,000	10,065
Santander Drive Auto Receivables Trust, Ser 2019-3, Cl A3
2.160%, 11/15/22	75,000	74,918

		1,394,761

CREDIT CARDS - 0.7%
Capital One Multi-Asset Execution Trust, Ser 2019-A1, Cl A1
2.840%, 12/15/24	1,000,000	1,033,560
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/25	405,000	399,707
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl A
2.490%, 04/15/26	1,000,000	971,078

		2,404,345

MORTGAGE RELATED SECURITIES — 0.3%
Asset-Backed Funding Certificates, Ser 2016-OPT1, Cl A2
0.627%, VAR ICE LIBOR USD 1 Month+0.140%, 09/25/36	240,905	233,909
Centex Home Equity, Ser 2006-A, Cl AV4
0.737%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/36	103,503	103,031
First Franklin Mortgage Loan Trust, Ser 2006-FF10, Cl A4
0.637%, VAR ICE LIBOR USD 1 Month+0.150%, 07/25/36	3,703	3,699
Nomura Home Equity Trust, Ser 2006-HE1, Cl M1
0.897%, VAR ICE LIBOR USD 1 Month+0.410%, 02/25/36	265,817	259,352
NovaStar Mortgage Funding Trust, Ser 2007-2, Cl A1A
0.687%, VAR ICE LIBOR USD 1 Month+0.200%, 09/25/37	519,278	478,526

		1,078,517

OTHER ASSET-BACKED SECURITIES — 2.2%
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT5, Cl A
3.500%, 05/28/69(A)(C)	83,644	84,238
Bayview Opportunity Master Fund IVb Trust, Ser 2017-SPL3, Cl A
4.000%, 11/28/53(A)(C)	87,206	88,022
Bayview Opportunity Master Fund Trust, Ser 2017-SPL1, Cl A
4.000%, 10/28/64(A)(C)	64,481	65,175

ASSET-BACKED SECURITIES (continued)
	Face Amount	Value

OTHER ASSET-BACKED SECURITIES (continued)
Coinstar Funding, Ser 2017-1A, Cl A2
5.216%, 04/25/47 (D)	$257,050	$250,685
Corevest American Finance Trust, Ser 2019-3, Cl A
2.705%, 10/15/52(A)	99,402	96,372
CSMC Trust, Ser 2018-RPL8, Cl A1
4.125%, 07/25/58(A)(C)	534,044	525,498
Invitation Homes Trust, Ser 2018-SFR2, Cl A
1.714%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/37(A)	319,375	308,482
Navient Student Loan Trust, Ser 2014-2, Cl A
1.127%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/83	242,423	229,813
Navient Student Loan Trust, Ser 2014-3, Cl A
1.107%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	255,584	241,902
Navient Student Loan Trust, Ser 2014-4, Cl A
1.107%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	250,276	236,826
Navient Student Loan Trust, Ser 2017-1A, Cl A3
1.637%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/66(A)	300,000	282,580
Navient Student Loan Trust, Ser 2017-3A, Cl A3
1.537%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/66(A)	310,000	296,216
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.437%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/48(A)	300,000	264,779
Planet Fitness Master Issuer, Ser 2018-1A, Cl A2I
4.262%, 09/05/48	182,225	174,333
SLM Student Loan Trust, Ser 2007-2, Cl B
1.161%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/25	370,000	287,849
SLM Student Loan Trust, Ser 2007-7, Cl A4
1.321%, VAR ICE LIBOR USD 3 Month+0.330%, 01/25/22	239,158	229,609
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.691%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/23	82,714	80,201
SLM Student Loan Trust, Ser 2008-6, Cl A4
2.091%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/23	348,938	333,035

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2020 (Unaudited)

ASSET-BACKED SECURITIES (continued)
	Face Amount	Value

OTHER ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-6, Cl B
2.841%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/83	$320,000	$259,229
SLM Student Loan Trust, Ser 2008-9, Cl A
2.491%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/23	127,967	124,698
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.687%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/34	150,000	144,156
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.437%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/28	232,723	214,290
SLM Student Loan Trust, Ser 2014-1, Cl A3
1.087%, VAR ICE LIBOR USD 1 Month+0.600%, 02/26/29	209,247	189,217
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
1.541%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/64(A)	316,446	288,101
Soundview Home Loan Trust, Ser 2005-2, Cl M5
1.477%, VAR ICE LIBOR USD 1 Month+0.990%, 07/25/35	352,064	350,787
Towd Point Mortgage Trust, Ser 2015-2, Cl 1A12
2.750%, 11/25/60(A)(C)	105,494	105,698
Towd Point Mortgage Trust, Ser 2015-4, Cl M2
3.750%, 04/25/55(A)(C)	195,000	199,190
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/56(A)(C)	344,995	346,852
Verizon Owner Trust, Ser 2018-A, Cl B
3.380%, 04/20/23	1,000,000	1,024,798
Wachovia Student Loan Trust, Ser 2006-1, Cl A6
1.161%, VAR ICE LIBOR USD 3 Month+0.170%, 04/25/40(A)	268,161	247,208

		7,569,839

Total Asset-Backed Securities
(Cost $12,812,765)		12,447,462

MUNICIPAL BONDS — 2.1%
	Face Amount	Value

Arkansas — 0.1%
University of Arkansas, Ser S, RB
2.730%, 11/01/31	$250,000	$269,750

California — 0.5%
Los Angeles, Wastewater System Revenue, RB
5.713%, 06/01/39	300,000	391,026
University of California, Ser AS, RB
3.552%, 05/15/39	500,000	563,535
University of California, Regents Medical Center
3.256%, 05/15/60, RB	295,000	289,395
University of California, Regents Medical Center, Ser M, RB
2.859%, 05/15/30	500,000	530,935

		1,774,891

Florida — 0.1%
Greater Orlando, Aviation Authority, Ser C, RB
3.494%, 10/01/36	500,000	498,410

Maine — 0.1%
Maine State, Housing Authority, Ser D, RB
3.289%, 11/15/31	250,000	253,628

Massachusetts — 0.1%
Massachusetts State, Ser C, RB
3.000%, 03/01/49	180,000	180,959

Missouri — 0.0%
Missouri State
3.652%, 08/15/57	50,000	58,942

Montana — 0.1%
Montana State, Board of Regents, Ser C, RB
3.225%, 11/15/49	500,000	512,505

New York — 0.3%
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/46	500,000	659,235
New York State, Dormitory Authority, Ser A, GO
4.000%, 07/01/50	110,000	111,070
New York State, Dormitory Authority, Ser S, RB
3.998%, 07/01/39	250,000	265,808

		1,036,113

Ohio — 0.1%
University of Cincinnati, Ser B, RB
2.883%, 06/01/32	250,000	251,265

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2020 (Unaudited)

MUNICIPAL BONDS (continued)
	Face Amount	Value

Oregon — 0.1%
Oregon State, Department of Transportation, Ser B, RB
2.951%, 11/15/33	$250,000	$259,660

Pennsylvania — 0.1%
University of Pittsburgh-of the Commonwealth System of Higher Education, Ser C-REMK, RB
3.005%, 09/15/41	250,000	252,515

Texas — 0.3%
Austin, Electric Utility Revenue, Ser C, RB
3.566%, 11/15/49	250,000	260,127
Grand Parkway Transportation, Sub-Ser
3.236%, 10/01/52	275,000	276,006
Houston, Combined Utility System Revenue, Sub-Ser, RB
3.923%, 11/15/30	250,000	283,090
Texas State, GO
2.884%, 04/01/33	250,000	270,815

		1,090,038

Virginia — 0.0%
University of Virginia, RB
3.227%, 09/01/19	175,000	163,032

West Virginia — 0.2%
West Virginia University, GO
2.429%, 10/01/35	250,000	240,938
West Virginia University, Ser B, RB
4.471%, 10/01/42	500,000	592,810

		833,748

Total Municipal Bonds
(Cost $7,169,758)		7,435,456

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
FHLB
4.000%, 09/01/28	315,000	383,142
3.250%, 06/09/28	250,000	290,885
2.375%, 09/10/21	250,000	256,919
FHLMC
2.750%, 06/19/23	250,000	268,658
FNMA
2.625%, 09/06/24	250,000	273,286
2.125%, 04/24/26	250,000	271,074
1.875%, 09/24/26	500,000	533,687
Tennessee Valley Authority
4.625%, 09/15/60	215,000	343,181
4.250%, 09/15/65	290,000	463,096

Total U.S. Government Agency Obligations
(Cost $2,757,530)		3,083,928

LOAN PARTICIPATION NOTES — 0.5%

BROADCASTING — 0.0%
Sinclair Television Group, Inc., Assignment, 1st Lien
2.690%, VAR LIBOR+2.500%, 09/30/26	64,675	59,824

LOAN PARTICIPATION NOTES (continued)
	Face Amount	Value

BROADCASTING AND ENTERTAINMENT — 0.1%
Entercom Media Corp., Term B-2 Loan, 1st Lien
2.670%, VAR LIBOR+2.500%, 11/18/24	$77,703	$68,398
Sinclair Television Group, Inc., Tranche B-2b Term Loan, 1st Lien
3.250%, VAR US LIBOR+2.000%, 12/17/25	9,405	9,186
Virgin Media Bristol LLC, N Facility, 1st Lien
2.684%, VAR LIBOR+2.500%, 01/31/28	110,000	103,868

		181,452

CABLE/WIRELESS VIDEO — 0.0%
CSC Holdings Inc. Term Loan B (2017)
3.064%, VAR LIBOR+2.250%, 07/17/25	110,000	104,482

DIVERSIFIED/CONGLOMERATE SERVICE — 0.0%
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
1.924%, VAR LIBOR+1.750%, 11/16/26	110,000	105,205

ELECTRONICS — 0.1%
SS&C Technologies Holdings, Inc., Assignment, 1st Lien
1.924%, VAR LIBOR+1.750%, 04/16/25	108,606	104,225
Uber Technologies, Inc., Assignment, 1st Lien
3.674%, VAR LIBOR+3.500%, 07/13/23	108,593	102,044

		206,269

HEALTHCARE, EDUCATION AND CHILDCARE — 0.1%
Bausch Health Companies Inc., Assignment, 1st Lien
2.921%, VAR LIBOR+2.750%, 11/27/25	133,410	127,824
Bausch Health Companies Inc., First Incremental Term Loan, 1st Lien
4.110%, VAR US LIBOR+1.750%, 10/03/25	15,707	15,236
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Assignment, 1st Lien
3.500%, VAR LIBOR+2.500%, 03/01/24	158,394	152,256
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
2.095%, VAR LIBOR+2.000%, 11/15/27	49,875	48,213

		343,529

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2020 (Unaudited)

LOAN PARTICIPATION NOTES (continued)
	Face Amount	Value

INSURANCE — 0.0%
Asurion, LLC (fka Asurion Corporation), Amendment No. 14 Replacement B-4 Term Loan, 1st Lien
3.174%, VAR LIBOR+3.000%, 08/04/22	$73,000	$70,153
Asurion, LLC (fka Asurion Corporation), Replacement B-6 Term Loan
3.174%, VAR LIBOR+3.000%, 11/03/23	37,000	35,249
USI, Inc., 2019 New Term Loan, 1st Lien
4.174%, VAR LIBOR+4.000%, 12/02/26	24,938	23,706

		129,108

LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT — 0.0%
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
4.125%, VAR US LIBOR+2.250%, 08/14/25	17,563	16,773

MACHINERY (NON-AGRICULTURE, NON-CONSTRUCTION AND NON-ELECTRONIC) — 0.1%
Altra Industrial Motion Corp., Assignment, 1st Lien
2.174%, VAR LIBOR+2.000%, 10/01/25	39,761	37,376
Altra Industrial Motion Corp., Term Loan, 1st Lien
2.864%, VAR US LIBOR+2.250%, 10/04/23	188,542	180,980

		218,356

PERSONAL, FOOD AND MISCELLANEOUS SERVICES — 0.1%
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1st Lien
1.924%, VAR LIBOR+1.750%, 11/19/26	184,538	172,600

RETAIL STORES — 0.0%
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1st Lien
2.154%, VAR US LIBOR+2.500%, 01/02/26	113,552	105,839

SERVICE — 0.0%
Kar Auction Services Term Loan B (2019)
2.438%, VAR LIBOR+2.250%, 09/19/26	29,850	27,014

TELECOMMUNICATIONS — 0.0%
T-Mobile USA, Inc., Assignment, 1st Lien
3.174%, VAR LIBOR+3.000%, 04/01/27	46,466	46,158

Total Loan Participation Notes
(Cost $1,797,853)		1,716,609

COMMERCIAL PAPER — 0.2%
	Face Amount	Value

UNITED STATES — 0.2%
Ford Credit Motor, 0.302%, 7/10/2020	$355,000	$352,436
Ford Credit Motor, 0.288%, 1/8/2021	215,000	207,628

		560,064

Total Commercial Paper
(Cost $563,750)		560,064

Total Investments in Securities — 97.8%
(Cost $340,797,525)		$337,489,518

A list of the open futures contracts held by the Fund at April 30, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	49	Jul-2020	$6,041,598	$6,148,734	$107,136
U.S. Ultra Long Treasury Bond	7	Jun-2020	1,375,064	1,573,469	198,405
Ultra 10- Year U.S. Treasury Note	4	Jun-2020	615,098	628,125	13,027

			$8,031,760	$8,350,328	$318,568

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Citigroup	05/05/20 - 11/04/20	BRL	10,250,800	USD	1,909,602	$37,464
Citigroup	05/08/20	EUR	4,272,836	CHF	4,697,000	184,042
Citigroup	05/26/20 - 08/24/20	AUD	5,900,000	JPY	427,568,926	143,649
Citigroup	05/26/20	JPY	24,689,051	AUD	356,500	2,191
Citigroup	05/27/20	USD	609,148	EUR	559,000	3,761
Citigroup	05/27/20	EUR	7,491,550	USD	8,347,010	132,987
Citigroup	06/17/20 - 10/16/20	MXN	60,586,000	USD	2,953,701	490,278
Citigroup	10/08/20 - 10/29/20	MXN	53,468,000	USD	2,100,385	(61,976)
Citigroup	06/30/20 - 09/30/20	EUR	4,125,600	JPY	490,954,204	51,695
Citigroup	07/31/20	EUR	1,031,400	JPY	119,653,745	(15,802)
Citigroup	07/17/20	KRW	8,280,000,000	USD	7,213,486	388,158
Citigroup	09/28/20 - 10/13/20	KRW	10,676,392,000	USD	8,601,156	(215,621)
Citigroup	08/31/20	USD	925,568	JPY	95,657,000	(32,277)
Citigroup	08/31/20	JPY	95,657,000	USD	907,842	14,551
Deutsche Bank	05/26/20	USD	678,496	SEK	6,455,757	(16,594)
Deutsche Bank	07/03/20	EUR	1,374,333	SEK	15,070,250	37,639
Deutsche Bank	10/30/20	USD	2,721,933	JPY	290,916,700	(1,874)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2020 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
HSBC	05/22/20 - 08/25/20	EUR	4,300,900	JPY	513,655,197	$71,877
HSBC	06/02/20 - 07/02/20	BRL	931,900	USD	183,721	12,991
HSBC	06/08/20	USD	452,548	JPY	47,734,610	(7,484)
HSBC	06/08/20	JPY	47,734,610	USD	457,688	12,624
HSBC	06/12/20	AUD	1,565,000	JPY	115,303,240	55,164
HSBC	06/15/20 - 09/14/20	AUD	6,435,000	JPY	434,748,969	(138,852)
HSBC	10/07/20	MXN	40,330,000	USD	1,932,691	297,435
HSBC	10/06/20	MXN	54,090,000	USD	2,192,275	(1,194)
JPMorgan Chase Bank	05/05/20 - 10/02/20	BRL	16,227,900	USD	3,413,188	441,403
JPMorgan Chase Bank	05/20/20 - 07/31/20	EUR	5,062,087	USD	5,636,238	79,303
JPMorgan Chase Bank	05/21/20 - 11/24/20	AUD	11,417,000	JPY	833,041,277	331,143
JPMorgan Chase Bank	09/14/20	AUD	1,220,000	JPY	82,828,301	(21,439)
JPMorgan Chase Bank	05/21/20	JPY	266,227,677	AUD	3,843,500	23,280
JPMorgan Chase Bank	05/26/20 - 05/27/20	USD	2,255,424	SEK	21,478,000	(53,305)
JPMorgan Chase Bank	05/26/20 - 09/23/20	USD	2,036,675	JPY	220,291,970	19,414
JPMorgan Chase Bank	06/08/20 - 06/22/20	USD	1,096,641	JPY	115,801,880	(16,771)
JPMorgan Chase Bank	06/08/20 - 06/22/20	JPY	115,801,880	USD	1,107,038	27,168
JPMorgan Chase Bank	05/26/20 - 08/27/20	JPY	117,262,000	USD	1,088,638	(5,064)
JPMorgan Chase Bank	06/30/20	USD	590,889	NOK	6,319,638	26,181
JPMorgan Chase Bank	06/30/20	NOK	6,319,638	USD	618,475	1,404
JPMorgan Chase Bank	07/14/20	EUR	567,290	NOK	6,319,638	(5,540)
State Street	06/08/20	JPY	320,000,000	USD	3,052,876	69,284

						$2,361,293

A list of the open centrally cleared swap agreements held by Fund at April 30, 2020, is as follows:

Interest Rate Swaps
								Swap Contracts, at Value
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Asset	Liability
1.667%	3 MONTH USD - LIBOR	Quarterly	01/21/26	USD	1,335,000	$–	$(81,002)	$–	$(81,002)
1.675%	3 MONTH USD - LIBOR	Quarterly	01/21/26	USD	2,405,000	(762)	(146,860)	–	(147,622)
3 MONTH USD - LIBOR	0.57325	Semi-Annual	01/21/23	USD	3,280,000	–	83,612	83,612	–
1.58%	3 MONTH USD - LIBOR	Semi-Annual	01/21/23	USD	5,910,000	1,083	151,656	152,739	–

						$321	$7,406	$236,351	$(228,624)

Percentages are based on net assets of $345,140,445.

(1)	In U.S. Dollar unless otherwise indicated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Securities considered illiquid. The total value of such securities as of April 30, 2020 was $517,189 and represented 0.1% of the Net Assets of the Fund.
(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2020 (Unaudited)

ARS — Argentine Peso
AUD — Australian Dollar
BADLAR — Central Bank of Argentina’s average rate
BRL — Brazilian Real
Cl — Class
COP — Colombian Peso
EUR — Euro
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GHS — Ghanaian Cedi
GNMA — Government National Mortgage Association
GO — General Obligation
ICE — Intercontinental Exchange
IDR — Indonesian Rupiah
JPY — Japanese Yen
KRW — Korean Won
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
MXN — Mexican Peso
NOK — Norway Krone
RB — Revenue Bond
SEK — Swedish Krona
Ser — Series
TBA — To Be Announced
USD — United States Dollar
UYU — Uruguayan Peso
VAR — Variable Rate

The following is a list of the inputs used as of April 30, 2020, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Obligations	$—	$98,099,126	$—	†	$98,099,126
Mortgage-Backed Securities	—	91,791,930	—		91,791,930
Sovereign Debt	—	63,400,177	—		63,400,177
U.S. Treasury Obligations	—	58,954,766	—		58,954,766
Asset-Backed Securities	—	12,447,462	—		12,447,462
Municipal Bonds	—	7,435,456	—		7,435,456
U.S. Government Agency Obligations	—	3,083,928	—		3,083,928
Loan Participation Notes	—	1,716,609	—		1,716,609
Commercial Paper	—	560,064	—		560,064

Total Investments in Securities	$–	$337,489,518	$—		$337,489,518

† Represents securities in which the fair value is $0.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$318,568	$—	$—	$318,568
Forwards Contracts *
Unrealized Appreciation	—	2,955,086	—	2,955,086
Unrealized Depreciation	—	(593,793)	—	(593,793)
Centrally Cleared Swaps *
Interest Rate Swaps
Unrealized Appreciation	—	236,351	—	236,351
Unrealized Depreciation	—	(228,624)	—	(228,624)

Total Other Financial Instruments	$318,568	$2,369,020	$—	$2,687,588

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as $– are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2020 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Global Public Equity Fund	Core Plus Bond Fund
Assets:
Investments, at Value †	$363,437,404	$337,489,518
Foreign Currency, at Value ††	1,475,126	110,754
Cash and Cash Equivalents	6,280,702	18,200,383
Cash Pledged as Collateral for Swap Contracts	--	32,395
Cash Pledged as Collateral for Futures Contracts	--	730,000
Receivable for Investment Securities Sold	1,206,070	35,535,115
Reclaims Receivable	870,204	--
Dividends and Interest Receivable	608,400	1,959,148
Receivable for Capital Shares Sold	8,674	175,384
Unrealized Appreciation on Spot Foreign Currency Contracts	5,172	--
Variation Margin Receivable	--	98
Unrealized Appreciation on Forward Foreign Currency Contracts	--	2,955,086
Prepaid Expenses	8,132	7,273

Total Assets	373,899,884	397,195,154

Liabilities:
Payable for Investment Securities Purchased	2,182,059	51,185,560
Payable for Capital Shares Redeemed	284,134	20,000
Investment Advisory Fees Payable - Note 6	191,853	75,304
Accrued Foreign Capital Gains Tax	143,743	--
Shareholder Servicing Fees Payable	142,660	29,034
Payable due to Administrator	33,093	32,480
Unrealized Depreciation on Forward Foreign Currency Contracts	31,000	593,793
Payable due to Trustees	9,701	13,630
Chief Compliance Officer Fees Payable	6,452	6,129
Management Fees Payable - Note 6	2,875	2,822
Unrealized Depreciation on Spot Foreign Currency Contracts	1,125	3,088
Variation Margin Payable	--	1,805
Other Accrued Expenses	117,664	91,064

Total Liabilities	3,146,359	52,054,709

Net Assets	$370,753,525	$345,140,445

† Cost of Investments	$341,460,804	$340,797,525
†† Cost of Foreign Currency	1,477,055	110,486

NET ASSETS CONSIST OF:
Paid-in Capital	$353,525,307	$348,832,379
Total Distributable Earnings/(Loss)	17,228,218	(3,691,934)

Net Assets	$370,753,525	$345,140,445

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	35,292,451	34,639,480

Net Asset Value, Offering and Redemption Price Per Share	$10.51	$9.96

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the six months ended
April 30, 2020 (Unaudited)

STATEMENTS OF OPERATIONS

	Global Public Equity Fund	Core Plus Bond Fund
Investment Income
Dividends	$4,012,085	$--
Dividends from Master Limited Partnerships	69,644	--
Interest	31,385	5,616,692
Less: Foreign Taxes Withheld	(229,756)	(23,485)

Total Investment Income	3,883,358	5,593,207

Expenses
Investment Advisory Fees - Note 6	1,498,527	498,691
Administration Fees - Note 5	217,374	180,806
Shareholder Servicing Fees - Note 5	84,163	66,406
Trustees’ Fees	29,224	24,457
Management Fees - Note 6	22,624	18,601
Chief Compliance Officer Fees	14,465	12,108
Custodian Fees	162,883	56,244
Audit Fees	36,855	31,323
Legal Fees	29,192	24,994
Transfer Agent Fees	27,619	26,322
Printing Fees	12,613	11,079
Registration Fees	5,795	5,846
Insurance and Other Expenses	100,979	95,166

Total Expenses	2,242,313	1,052,043

Less:
Commission Recapture - Note 5	(2)	--
Fees Paid Indirectly - Note 5	(16)	(18)

Net Expenses	2,242,295	1,052,025

Net Investment Income	1,641,063	4,541,182

Net Realized Gain (Loss) on:
Investments	(1,016,716)	4,478,033
Futures Contracts	--	451,004
Swap Contracts	--	(5,098,806)
Forward Foreign Currency Contracts	38,978	1,249,672
Foreign Currency Transactions	(24,721)	(5,111,856)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(48,709,623)	(1,749,604)
Futures Contracts	--	347,686
Swap Contracts	--	2,521,036
Forward Foreign Currency Contracts	(31,496)	2,985,746
Foreign Currency Transactions	2,062	(70,919)
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	8,443	--

Net Realized and Unrealized Gain (Loss)	(49,733,073)	1,992

Net Increase (Decrease) in Net Assets Resulting from Operations	$(48,092,010)	$4,543,174

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Public Equity Fund		Core Plus Bond Fund
	Six-Months Ended April 30, 2020 (unaudited)	Year ended October 31, 2019	Six-Months Ended April 30, 2020 (unaudited)	Year ended October 31, 2019
Operations:
Net Investment Income	$1,641,063	$7,414,917	$4,541,182	$11,567,050
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,002,459)	39,993,955	(4,031,953)	7,912,218
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(48,730,614)	(26,212,846)	4,033,945	12,678,851

Net Increase (Decrease) in Net Assets Resulting from Operations	(48,092,010)	21,196,026	4,543,174	32,158,119

Distributions	(43,100,881)	(96,278,860)	(5,512,712)	(15,405,290)
Capital Share Transactions:
Issued	13,225,035	43,997,227	23,265,210	86,209,974
Reinvestment of Dividends	16,872,673	96,278,860	5,508,087	15,400,415
Redeemed	(72,283,569)	(654,910,132)	(63,860,591)	(144,751,721)

Net Decrease in Net Assets from Capital Share Transactions	(42,185,861)	(514,634,045)	(35,087,294)	(43,141,332)

Total Decrease in Net Assets	(133,378,752)	(589,716,879)	(36,056,832)	(26,388,503)

Net Assets:
Beginning of Year/Period	504,132,277	1,093,849,156	381,197,277	407,585,780

End of Year/Period	$370,753,525	$504,132,277	$345,140,445	$381,197,277

Shares Issued and Redeemed:
Issued	1,221,310	3,614,930	2,342,121	8,877,070
Reinvestment of Dividends	1,348,768	8,685,295	559,765	1,587,499
Redeemed	(6,704,153)	(57,404,056)	(6,509,310)	(14,928,559)

Net Decrease in Shares Outstanding from Share Transactions	(4,134,075)	(45,103,831)	(3,607,424)	(4,463,990)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2020

FINANCIAL HIGHLIGHTS

For the six months ended April 30, 2020 (Unaudited), and the years or periods ended For a share outstanding throughout the years or periods

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees, interest on short sales and commission recapture)(1)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees and interest on short sales, excluding commission recapture)(1)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover †
Global Public Equity Fund
2020@	$12.79	$0.04	$(1.21)	$(1.17)	$(0.18)	$(0.93)	$(1.11)	$10.51	(10.50)%	$370,754	0.99%	0.99%	0.73%	39%
2019	$12.94	$0.15	$0.95	$1.10	$(0.29)	$(0.96)	$(1.25)	$12.79	10.19%	$504,132	1.04%	1.04%	1.23%	100%
2018	$14.39	$0.18	$(0.81)	$(0.63)	$(0.17)	$(0.65)	$(0.82)	$12.94	(4.75)%	$1,093,849	0.87%	0.88%	1.28%	56%
2017	$11.58	$0.14	$2.79	$2.93	$(0.12)	$--	$(0.12)	$14.39	25.56%	$1,104,013	0.87%	0.87%	1.10%	52%
2016	$12.25	$0.13	$0.12	$0.25	$(0.16)	$(0.76)	$(0.92)	$11.58	2.40%	$885,020	0.91%	0.91%	1.19%	49%
2015	$13.16	$0.12	$0.06	$0.18	$(0.14)	$(0.95)	$(1.09)	$12.25	1.39%	$853,142	0.93%	0.94%	0.93%	74%
Core Plus Bond Fund
2020@	$9.97	$0.12	$0.01	$0.13	$(0.14)	$--	$(0.14)	$9.96	1.37%	$345,140	0.57%	0.57%	2.44%	94%
2019	$9.54	$0.29	$0.53	$0.82	$(0.39)	$--	$(0.39)	$9.97	8.73%	$381,197	0.56%	0.56%	3.00%	150%
2018	$10.01	$0.29	$(0.44)	$(0.15)	$(0.32)	$--	$(0.32)	$9.54	(1.49)%	$407,586	0.50%	0.50%	2.99%	149%
2017	$9.96	$0.25	$– **	$0.25	$(0.20)	$--	$(0.20)	$10.01	2.57%	$438,370	0.52%	0.52%	2.53%	179%
2016#	$10.00	$0.03	$(0.04)	$(0.01)	$(0.03)	$--	$(0.03)	$9.96	(0.10)%	$395,710	0.60%	0.60%	1.94%	72%

@	For the six months ended April 30, 2020 (Unaudited). All ratios for the period have been annualized.
#	The Fund commenced operations on August 30, 2016. All ratios for the period have been annualized.
*	Per share data calculated using average shares.
**	Amount represents less than $0.01.
†	Total return and portfolio turnover rates are for the period indicated and have not been annualized.
(1)	Ratio does not include expenses associated with underlying funds.

Amounts designated as (“—“) are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 47 funds. The financial statements herein are those of the Cornerstone Advisors Funds. The Cornerstone Advisors Funds include the Cornerstone Advisors Global Public Equity Fund (the “Global Public Equity Fund”), and Cornerstone Advisors Core Plus Bond Fund (the “Core Plus Bond Fund”) (each a “Fund” and, collectively, the “Funds”). The Global Public Equity Fund commenced operations on August 30, 2012. The Core Plus Bond Fund commenced operations on August 30, 2016. Each of the Cornerstone Funds are classified as a non-diversified investment company under the 1940 Act. The Global Public Equity Fund seeks capital appreciation. The Core Plus Bond Fund seeks total return, consisting of current income and capital appreciation. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The financial statements of the remaining funds of the Trust are presented separately. The Cornerstone Advisors Public Alternatives Fund, Cornerstone Advisors RealAssets Fund and Cornerstone Advisors Income Opportunities Fund liquidated on January 31, 2019.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized third-party independent pricing agents.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Centrally cleared swaps are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for centrally cleared swaps are provided by an independent source. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

All registered investment companies held in the Funds’ portfolios are valued at the published net asset value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Cornerstone Advisors, Inc., (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Global Public Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market after the close of the foreign market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation

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between the value of a foreign security and movements in the U.S. market and a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” or threshold based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

Securities for which market prices are not “readily available” are valued in good faith in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2020, the Global Public Equity Fund had nine fair valued securities which amounted to $32,377 and represented 0.0% of net assets.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

•Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to the Schedules of Investments.

For the six months ended April 30, 2020, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

During the period ended April 30, 2020, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended April 30, 2020, the Funds did not incur any interest or penalties.

Security Transactions, Dividend and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds, including investments in international securities, are maintained in U.S. dollars on the following basis: (I) market value of investment securities, assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do

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not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts —The Funds will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the Adviser or sub-adviser(s). Currency hedging, if utilized, is done to protect against specific transactions or Fund positions for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Adviser or sub-adviser perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds may also invest in securities denominated in foreign currencies and engage in foreign currency transactions on a spot (cash) basis. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedules of Investments or the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2020, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2020, if applicable.

Options/Swaptions Written/Purchased — The Funds may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option/swaption is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option/swaption is that a Fund pays a premium whether or not the option/swaption is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options/swaptions, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer the each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of April 30, 2020, if applicable.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is determined and recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited

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partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Swap Contracts — The Funds are authorized to enter into swap contracts, including interest rate swap contracts, for the purposes of managing a Fund’s interest rate duration, yield curve exposure and yield spread sensitivity. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swap contracts are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared Swaps”).

Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate and Total Return swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at period end.

Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swaps outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of April 30, 2020, if applicable.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy.

Expenses—Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders—The Global Public Equity Fund will distribute its net investment income and make distributions of its net realized capital gains, if any, at least annually. The Core Plus Bond Fund will distribute its net investment income monthly and make distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

The fair value of derivative instruments as of April 30, 2020, was as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Core Plus Bond Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$ 2,955,086		Unrealized depreciation on forward foreign currency contracts	$ 593,793
Interest rate contracts	Net Assets – Unrealized appreciation on futures contracts	318,568	*	Net Assets – Unrealized depreciation on futures contracts	—	*
	Net Assets – Unrealized appreciation on swap contracts	236,351	*	Net Assets – Unrealized depreciation on swap contracts	228,624	*

Total Derivatives not accounted for as hedging instruments		$ 3,510,005			$ 822,417

* Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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April 30, 2020 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2020, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swaps Contracts	Purchased Options	Written Options	Total
Core Plus Bond Fund
Foreign exchange contracts	$—	$1,249,672	$—	$—	$—	$1,249,672
Equity contracts	—	—	—	—	—	—
Interest rate contracts	451,004	—	(5,098,806)	—	—	(4,647,802)
Total	$451,004	$1,249,672	$(5,098,806)	$—	$—	$(3,398,130)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swaps Contracts	Purchased Options	Written Options	Total
Core Plus Bond Fund
Foreign exchange contracts	$—	$2,985,746	$—	$—	$—	$2,985,746
Interest rate contracts	347,686	—	2,521,036	—	—	2,868,722
Total	$347,686	$2,985,746	$2,521,036	$—	$—	$5,854,468

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their respective counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The average notional value of futures contracts, forward foreign currency contracts, and swap contracts, was as follows for the period ended April 30, 2020:

Global Public Equity Fund	Forwards - Long	Forwards - Short

Average Notional Amount Outstanding	$292,489	$4,880,689

Core Plus Bond Fund	Forwards - Long	Forwards - Short	Futures - Long	Interest Rate Swaps - Long	Interest Rate Swaps - Short

Average Notional Amount Outstanding	$57,503,993	$61,890,349	$15,111,830	$329,586	$4,776,702

4. Transactions with Affiliates:

Certain officers of the Trust are also employees of the Administrator, a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

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5. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2020, the Global Public Equity Fund and the Core Plus Bond Fund paid $217,374 and $180,806, respectively, for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds and the Distributor are parties to a Commission Recapture Agreement. The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Fund’s expenses. Under this arrangement, the Global Public Equity Fund had expenses reduced by $2, which was used to pay operating expenses. This amount is labeled as “Commission Recapture” on the Statements of Operations.

The Funds have each adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.05% based on the Funds’ average daily net assets. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the period ended April 30, 2020, the Funds earned credits which were used to offset transfer agent expenses. These amounts are included in Fees Paid Indirectly on the Statements of Operations.

Brown Brothers & Harriman (“BBH”) acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Advisory Agreement:

The Adviser serves as the overall investment adviser to the Funds. The Adviser continuously monitors the performance of various investment sub-advisers to the Funds. Although the Adviser advises the Board of Trustees with regard to investment matters, the Adviser does not make the day-to-day investment decisions for the Funds except for allocating Fund assets directly to affiliated and unaffiliated open-end funds, closed-end funds, unregistered funds (including hedge funds) and exchange-traded funds (“Underlying Funds”). The Adviser is, however, responsible for establishing and/or rebalancing allocation of the Funds’ assets among strategies and sub-advisers and/or Underlying Funds. Each of the Funds is authorized by the Board of Trustees to operate on a “multi-manager” basis. This means that a single Fund may be managed by one or more sub-advisers. The Adviser may, from time to time, reallocate the assets of a multi-manager Fund among the sub-advisers that provide portfolio management services to the Fund when it believes that such action would be appropriate to achieve the overall objectives of the particular Fund. Pursuant to an investment advisory agreement between the Funds and the Adviser, the Adviser receives an annual fee of 0.01% of each of the Fund’s average net assets. The fees that the Adviser receives are labeled as “Management Fees” on the Statements of Operations. In addition to the fee payable by each Fund to the Adviser, each of the Funds pays a fee directly to its sub-adviser(s). For each Fund, the sub-advisers receive a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The total fees paid to sub-advisers directly are labeled as “Investment Advisory Fees” on the Statements of Operations.

As of April 30, 2020, the Adviser has entered into investment sub-advisory agreements with the following parties:

Global Public Equity Fund	Core Plus Bond Fund
Acadian Asset Management LLC	Franklin Advisers, Inc.
Allianz Global Investors Capital LLC	Loomis, Sayles & Company, L.P.
ClariVest Asset Management LLC	Meropolitan West Asset Management LLC
Driehaus Capital Management LLC - Emerging Markets Growth	Sun Life Capital Management (U.S.) LLC.
Driehaus Capital Management LLC - International Small Cap Growth
EAM Investors, LLC
LSV Global Concentrated Value
LSV International Small Cap Value
LSV US Micro-Cap Value
Marsico Capital Management LLC
Parametric Portfolio Associates LLC
Phocas Financial Corporation
Thornburg Investment Management Inc.

7. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, for the period ended April 30, 2020, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Global Public Equity Fund	$171,475,997	$254,623,699	$—	$—
Core Plus Bond Fund	45,397,236	52,761,150	265,447,564	314,204,049

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April 30, 2020 (Unaudited)

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the fiscal years ended October 31, 2019 and October 2018, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Global Public Equity Fund
2019	$16,241,006	$80,037,854	$96,278,860
2018	18,270,255	45,080,129	63,350,384
Core Plus Bond Fund
2019	15,405,290	—	15,405,290
2018	14,160,775	—	14,160,775

As of October 31, 2018, the components of distributable earnings/ (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings/(Loss)
Global Public Equity Fund	$6,249,694	$36,059,554	$—	$66,111,867	$(6)	$108,421,109
Core Plus Bond Fund	3,784,948	—	(2,290,145)	(4,217,195)	(4)	(2,722,396)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Core Plus Bond Fund utilized $3,628,972 of capital loss during the year. The Core Plus Bond Fund has $1,849,979 of short-term capital losses and $440,166 of long-term capital losses that may be carried forward indefinitely.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on total securities, excluding securities sold short, held by the Funds at April 30, 2020, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Public Equity Fund	$341,460,804	$63,674,020	$(41,697,420)	$21,976,600
Core Plus Bond Fund	340,797,525	12,271,110	(15,579,117)	(3,308,007)

9. Concentration of Risk:

As with all mutual funds, there is no guarantee that the Funds will achieve its investment objective. You could lose money by investing in the Funds. A Fund’s share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below. A more complete description of risks associated with the Funds are included in the Funds’ prospectus.

Because an Underlying Fund’s use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Fund’s use of such strategy or investment in such asset class, security or other investment, the term “the Fund” in the paragraphs below collectively refers to both the Funds and each Underlying Funds.

Allocation Risk — The Adviser’s judgment about, and allocations among, Underlying Funds, sub-advisers, asset classes and investment strategies may adversely affect the Fund’s performance.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. The proceeds from the sale of a bank loan would also not be available to the Fund for making additional investments or meeting its redemption obligations during an extended trade settlement period.

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April 30, 2020 (Unaudited)

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on anti-fraud protections of the federal securities laws.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (“junk” bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect of repayment of principal and interest of many of these securities is speculative.

Convertible Securities Risk — Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of underlying common stock (or cash or securities of equivalent value). An issuer of a convertible security may fail to pay interest or dividends and principal in a timely manner.

Negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. Companies that issue convertible securities are often small to mid-size, and they often have low credit ratings, including below investment grade ratings. In addition, the credit rating of a company’s convertible securities is generally lower than that of its nonconvertible debt securities. Convertibles are normally considered “junior” securities — that is, the company usually must pay interest on its nonconvertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund is subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk — The Fund’s use of futures contracts, options, forward contracts and swaps for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund’s use of derivatives for hedging purposes is subject to hedging risk. Leverage risk, liquidity risk and hedging risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described above and valuation risk is described below. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk — The risk that stock prices and prices of other equity securities will fall over short or extended periods of time.

Exchange-Traded Funds (“ETFs”) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency values relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Foreign Government Agencies Risk — Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.

Geographic Risk — The Fund’s investments may be focused in particular countries or geographic regions and, therefore, the Fund will be more susceptible to adverse market, political, regulatory, and geographic events affecting those regions than a fund that does not focus its investments in a particular region.

Growth Investment Style Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2020 (Unaudited)

Hedging Risk — The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

High Yield Bond Risk — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Inflation-Protected Securities Risk — The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal (or stated) interest rates and the rate of inflation. In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The market for inflation-protected securities may be less developed or liquid, and more volatile, than certain other securities markets.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Investment Company Risk — To the extent the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Micro-Capitalization Company Risk — Micro-capitalization companies may be newly-formed or in the early stages of development with limited product lines, markets or financial resources. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than small-, mid- and large-capitalization companies and such stocks may be more thinly-traded and thus difficult for the Fund to buy and sell in the market.

Money Market Instruments Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Multi-Manager Risk — The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund’s assets among sub-advisers to enhance the return and reduce the volatility that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2020 (Unaudited)

sub-adviser will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

Municipal Bonds Risk — The Fund could be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy, an economic downturn, unfavorable legislation, court rulings or political developments could adversely affect the ability of municipal issuers to repay principal and to make interest payments.

Portfolio Turnover Risk — Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment and Extension Risk — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Private Placements Risk — Investment in privately placed securities may be less liquid than investments in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Quantitative Model Risk — Funds that are managed according to a quantitative model can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the quantitative model. These issues could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon a quantitative model.

Sector Focus Risk — Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks are described in the Funds’ Prospectus.

Small and Medium Capitalization Companies Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Sovereign Debt Risk — The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Structured Notes Risk — Structured notes are specially-designed derivative debt instruments in which the terms may be structured by the purchaser and the issuer of the note. The Fund bears the risk that the issuer of the structured note will default. The Fund also bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Supranational Entities Risk — Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

Underlying Fund Risk — The Fund’s performance is subject to the risks associated with the securities and other investments held by the Underlying Funds in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of the Underlying Funds to achieve their investment objectives. When the Fund invests in an underlying fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses.

Unregistered Fund Risk — Investments in unregistered funds are subject to additional risks beyond those associated with investments in registered investment companies, because investments in unregistered funds do not have the benefit of the protections afforded by the Investment Company Act of 1940, as amended (the “1940 Act”), to investors in registered investment companies. In addition, investments in unregistered funds are often illiquid and difficult to value, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly, in particular because they may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups and/or redemption fees.

U.S. Government Securities Risk — U.S. Government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2020 (Unaudited)

Value Investment Style Risk — An investment in value stocks presents the risk that the stocks may never reach what the Adviser or a sub-adviser believes are their full market values, either because the market fails to recognize what the Adviser or a sub-adviser considers to be the companies’ true business values or because the Adviser or sub-adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Valuation Risk — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and an investment in a warrant may therefore create greater potential for capital loss than an investment in the underlying security. A warrant ceases to have value if it is not exercised prior to its expiration date.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

10. Other:

At April 30, 2020, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Global Public Equity Fund	1	99%
Core Plus Bond Fund	1	99%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

11. Regulatory Matters:

On July 27, 2017, the Financial Conduct Authority (“FCA”) announced that it will no longer persuade or compel banks to submit rates for the calculation of the LIBOR rates after 2021 (the “FCA Announcement”). Furthermore, in the United States, efforts to identify a set of alternative U.S. dollar reference interest rates include proposals by the Alternative Reference Rates Committee of the Federal Reserve Board and the Federal Reserve Bank of New York. On August 24, 2017, the Federal Reserve Board requested public comment on a proposal by the Federal Reserve Bank of New York, in cooperation with the Office of Financial Research, to produce three new reference rates intended to serve as alternatives to LIBOR. These alternative rates are based on overnight repurchase agreement transactions secured by U.S. Treasury Securities. On December 12, 2017, following consideration of public comments, the Federal Reserve Board concluded that the public would benefit if the Federal Reserve Bank of New York published the three proposed reference rates as alternatives to LIBOR (the “Federal Reserve Board Notice”).

At this time, it is not possible to predict the effect of the FCA Announcement, the Federal Reserve Board Notice, or other regulatory changes or announcements, any establishment of alternative reference rates or any other reforms to LIBOR that may be enacted in the United Kingdom, the United States or elsewhere. As such, the potential effect of any such event on our net investment income cannot yet be determined.

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

12. New Accounting Pronouncement:

In June 2018, the FASB issued an Accounting Standards Update (the “ASU”), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, The FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2020

DISCLOSURE OF FUND EXPENSES (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2019 to April 30, 2020).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The Expenses Paid During Period column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the Ending Account Value number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the Expense Paid During Period column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes NOT your Fund’s actual return, the account values shown do not apply to your specific investment.

	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Annualized Expense Ratios	Expenses Paid During Period*
Global Public Equity Fund

Actual Fund Return	$1,000.00	$895.00	0.99%	$4.66
Hypothetical 5% Return	$1,000.00	$1,019.94	0.99%	$4.97
Core Plus Bond Fund
Actual Fund Return	$1,000.00	$1,013.70	0.57%	$2.85
Hypothetical 5% Return	$1,000.00	$1,022.03	0.57%	$2.87

*

Expenses are equal to the Funds annualized expense ratio, (including dividend expense and brokerage fees on short sales), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the commencement of operations period shown).

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2020 (Unaudited)

BOARD CONSIDERATIONS IN RENEWING THE ADVISORY AND SUB-ADVISORY AGREEMENTS FOR THE FUNDS

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s sub-advisory agreements must be approved by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on November 19, 2019 to decide whether to approve an investment sub-advisory agreement between Cornerstone Advisors, Inc. (the “Adviser”) and EAM Investors, LLC (“EAM”) with respect to the Fund (the “New Sub-Advisory Agreement”) for an initial two-year term, pursuant to which EAM would serve as an investment sub-adviser to the Fund.

In preparation for the meeting, the Trustees requested that the Adviser and EAM furnish information necessary to evaluate the terms of the New Sub-Advisory Agreement. The Trustees used this information, as well as other information that the Adviser, EAM and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the New Sub-Advisory Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser, EAM and other service providers of the Fund regarding, among other things: (i) the nature, extent and quality of the services to be provided by EAM; (ii) EAM’s investment management personnel; (iii) EAM’s operations and financial condition; (iv) EAM’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the proposed sub-advisory fee to be paid to EAM and the Fund’s overall fees and operating expenses; (vi) EAM’s compliance program, including a description of material compliance matters and material compliance violations; (vii) EAM’s policies on and compliance procedures for personal securities transactions; (viii) EAM’s investment experience; (ix) the Adviser’s rationale for recommending EAM; and (x) EAM’s performance in managing comparably managed accounts.

Representatives from the Adviser and EAM, along with other Fund service providers, presented additional information and participated in question and answer sessions in-person or telephonically at the meeting to help the Trustees evaluate EAM’s services, fee and other aspects of the New Sub-Advisory Agreement.

Based on their evaluation of the information provided by the Adviser and EAM, the Trustees, including all of the trustees who are not parties to the New Sub-Advisory Agreement nor are considered “interested persons” (as such term is defined in the 1940 Act) of any party to the New Sub-Advisory Agreement (the “Independent Trustees”), voting separately, approved the New Sub-Advisory Agreement at the meeting. In considering the approval of the New Sub-Advisory Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by EAM; and (ii) the fees to be paid to EAM, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by EAM

In considering the nature, extent and quality of the services to be provided by EAM, the Board reviewed the portfolio management services to be provided by EAM to the Fund, including the quality and continuity of EAM’s portfolio management personnel, the resources of EAM and EAM’s compliance history and compliance program. The Trustees reviewed the terms of the proposed New Sub-Advisory Agreement. The Trustees also reviewed EAM’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of EAM. The most recent investment adviser registration form (“Form ADV”) for EAM was available to the Board, as was the response of EAM to a detailed series of questions which included, among other things, information about the investment sub-advisory services to be provided by EAM to the Fund.

The Trustees also considered other services to be provided to the Fund by EAM such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by EAM would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to EAM, the Trustees reviewed, among other things, the proposed advisory fee to be paid to EAM. The Trustees also reviewed pro forma fee and expense information, as well as the management fees charged by EAM to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the fee payable to EAM would reflect an arms-length negotiation between the Adviser and EAM. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by EAM.

Investment Performance, Profitability and Economies of Scale

Because EAM is new to the Fund and had not managed Fund assets, it did not yet have an investment performance record with respect to the Fund and it was not possible to determine the profitability that EAM might achieve with respect to the Fund or the extent to which economies of scale would be realized by EAM as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding EAM’s investment performance with respect to the Fund, EAM’s profitability, or the extent to which economies of scale would be realized by EAM as the assets of the Fund grow, but will do so during future considerations of the New Sub-Advisory Agreement.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2020 (Unaudited)

Approval of the New Sub-Advisory Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the New Sub-Advisory Agreement, including the fee to be paid thereunder, were fair and reasonable and agreed to approve the New Sub-Advisory Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Cornerstone Advisors Funds

c/o DST Systems, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

1-888-762-1442

Investment Adviser

Cornerstone Advisors, Inc.

225 108th Avenue NE, Suite 400

Bellevue, Washington 98004-5782

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis, Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2.  Code of Ethics.

Not applicable for semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.   Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 8, 2020